As filed with the Securities and Exchange Commission on December 23, 2005

                                                 Securities Act File No. 2-10685
                                         Investment Company Act File No. 811-214
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                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 /X/

                         Pre-Effective Amendment No. / /

                      Post-Effective Amendment No. 106 /X/

                                     and/or
                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                             COMPANY ACT OF 1940 /X/
                               Amendment No.   /X/
                        (Check Appropriate Box or Boxes)
                                   -----------

                           SENTINEL GROUP FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

                               National Life Drive
                            Montpelier, Vermont 05604
               (Address of Principal Executive Offices) (Zip Code)
                                 (802) 229-3900
              (Registrant's Telephone Number, including Area Code)
                                   -----------

      Kerry A. Jung,  Esq.                 Copy to:
      c/o Sentinel Advisors Company        John A. MacKinnon, Esq.
      National Life Drive                  Sidley Austin Brown & Wood LLP
      Montpelier, Vermont 05604            787 Seventh Avenue
                                           New York, New York 10019
                     (Name and Address of Agent for Service)
                                   -----------

It is proposed that this filing will become effective (check appropriate box)

/ / immediately upon filing pursuant to paragraph (b)
/ / on _____ pursuant to paragraph (b)
/ / 60 days after filing pursuant to paragraph (a)(1)
/ / on (date) pursuant to paragraph (a)(1)
/X/ 75 days after filing pursuant to paragraph (a)(2)
/ / on (date) pursuant to paragraph (a)(2) of Rule 485.

                    If appropriate, check the following box:
     / / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
                                   -----------

  Title of Securities Being Registered: Common Stock, par value $.01 per share.

 THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH
THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT
    AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO
                         PURCHASE THESE SECURITIES.

                               Sentinel Funds

                            P R O S P E C T U S
                              March ___, 2006

       Sentinel Capital Growth Fund     Sentinel Growth Leaders Fund














THIS PROSPECTUS CONTAINS INFORMATION YOU SHOULD KNOW BEFORE INVESTING, INCLUDING
                            INFORMATION ABOUT RISKS.
       PLEASE READ IT BEFORE YOU INVEST AND KEEP IT FOR FUTURE REFERENCE.

 THE SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY
              REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

         Sentinel Funds  o  National Life Drive  o  Montpelier, VT 05604

                                TABLE OF CONTENTS

What Are Each Fund's Principal Investment Objectives And Principal Investment Strategies?

What Are Each Fund's Principal Investment Risks?

How Has Each Fund Performed?

What Are Each Fund's Fees And Expenses?

More Information About Share Classes

How Can I Buy, Sell, Exchange And Transfer Fund Shares?

How Are The Funds Priced?

Dividends, Capital Gains and Taxes

Who Manages the Funds?

Financial Highlights

THE PRIVACY POLICY OF THE SENTINEL FUNDS, SENTINEL ADVISORS COMPANY, SENTINEL FINANCIAL SERVICES COMPANY AND SENTINEL ADMINISTRATIVE SERVICES COMPANY IS INCLUDED AT THE BACK OF THIS BOOKLET FOLLOWING THE PROSPECTUS.














IN THIS PROSPECTUS, EACH SENTINEL FUND IS REFERRED TO INDIVIDUALLY AS A "FUND." SENTINEL ADVISORS COMPANY ("SENTINEL") IS THE INVESTMENT ADVISOR FOR EACH FUND. WE CANNOT GUARANTEE THAT ANY FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE(S).

WHAT ARE EACH FUND'S INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES?

EACH FUND HAS INVESTMENT OBJECTIVE(S) AND PRINCIPAL INVESTMENT STRATEGIES. INVESTMENT OBJECTIVE(S) ARE FUNDAMENTAL POLICIES, WHICH MEANS THEY MAY ONLY BE CHANGED BY A MAJORITY VOTE OF THE OUTSTANDING SHARES OF THAT FUND. WE CANNOT GUARANTEE THAT THESE OBJECTIVE(S) WILL BE ACHIEVED. IN ADDITION, IF SENTINEL BELIEVES IT IS NECESSARY UNDER ADVERSE CONDITIONS TO TAKE A TEMPORARY DEFENSIVE POSITION, EACH FUND MAY DEPART SIGNIFICANTLY OR COMPLETELY FROM ITS PRINCIPAL INVESTMENT STRATEGIES. THE CAPITAL GROWTH FUND IS "DIVERSIFIED" AND THE GROWTH LEADERS FUND IS "NON-DIVERSIFIED" AS DEFINED IN THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED.

YOU CAN FIND ADDITIONAL INFORMATION ABOUT THE SECURITIES AND INVESTMENT TECHNIQUES USED BY THE FUNDS, INCLUDING A DESCRIPTION OF EACH FUNDS' OTHER FUNDAMENTAL INVESTMENT POLICIES, IN THE FUNDS' STATEMENT OF ADDITIONAL INFORMATION, WHICH IS INCORPORATED BY REFERENCE INTO (IS LEGALLY MADE A PART OF) THIS PROSPECTUS. ALL OTHER INVESTMENT STRATEGIES AND POLICIES DESCRIBED IN THE PROSPECTUS AND/OR STATEMENT OF ADDITIONAL INFORMATION ARE NON-FUNDAMENTAL POLICIES, WHICH MEANS THEY MAY BE CHANGED BY THE FUND'S BOARD. YOU CAN GET A FREE COPY OF THE STATEMENT OF ADDITIONAL INFORMATION BY CALLING 1-800-282-FUND
(3863), OR BY WRITING TO SENTINEL ADMINISTRATIVE SERVICES COMPANY AT P.O. BOX 1499, MONTPELIER, VT 05601-1499.

Sidebox:
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THE CAPITAL GROWTH FUND SEEKS LONG-TERM GROWTH OF CAPITAL AND, SECONDARILY,
CURRENT INCOME.
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THE CAPITAL GROWTH FUND normally invests primarily in a broad range of common stocks of companies that Sentinel believes have above-average growth potential. The Fund may invest up to 25% of its net assets in stocks of foreign issuers. Sentinel attempts to identify companies that are expected to grow as a result of the potential long-term return from their investment in research, development, capital spending and market expansion. In addition, Sentinel looks for companies that it perceives to be attractively valued relative to their future growth prospects, as well as to that of the market as a whole. Sentinel utilizes a blended "top-down" and "bottom-up" approach. In top-down analysis, focus is on such macroeconomic factors as inflation, interest and tax rates, currency and political climate. In bottom-up analysis, focus is on company-specific variables, such as competitive industry dynamics, market leadership, proprietary products and services, and management expertise, as well as on financial characteristics, such as returns on sales and equity, debt/equity ratios and earnings and cash flow growth. With respect to the Fund's current income objective, Sentinel also analyzes a company's dividend-paying characteristics when selecting investments. Fundamental research, which may include the use of corporate financial reports and press releases, company presentations, meetings with management, general economic and industry data supplied by government agencies and trade associations, and research reports provided by Wall Street analysts, is synthesized and analyzed to develop financial and valuation models for each individual company in an attempt to project future sales and earnings growth potential and relative valuations and to facilitate informed investment decisions. Sentinel expects to sell Fund holdings when the valuation of the underlying company relative to its future growth rate appears to have become excessive, the fundamentals of a company are perceived to be deteriorating, or more attractive alternative investments surface.

Although the Fund may invest in any economic sector, at times it may emphasize one or more particular sectors.

The Fund may use derivative instruments (e.g., futures and options agreements) for hedging purposes, and for other investment purposes such as replicating permitted investments, as long as such investments do not have the effect of leveraging portfolio risks. It may establish derivative positions only when immediately thereafter not more than 5% of its total assets are held in derivative positions. The Fund is not required to use hedging and may choose not to do so.

The Fund may invest in repurchase agreements, provided the counterparty maintains the value of the underlying securities at a value not less than 102% of the repurchase price stated in the agreement. Under a repurchase agreement, a Fund purchases bonds and simultaneously agrees to resell these bonds to a counterparty at a prearranged time and specific price.

The Fund may invest up to 100% of its assets in cash, commercial paper, high-grade bonds, or cash equivalents for temporary defensive reasons if Sentinel believes that adverse market or other conditions warrant such investment. Such action is an attempt to protect the Fund's assets from a temporary unacceptable risk of loss. If the Fund takes a temporary defensive position, it may not achieve its investment objective.

The Capital Growth Fund is principally subject to equity securities, foreign securities, derivatives, not guaranteed, repurchase agreements, securities lending and temporary defensive position risks.

Sidebox:
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THE GROWTH LEADERS FUND SEEKS LONG-TERM CAPITAL APPRECIATION.
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THE GROWTH LEADERS FUND normally invests primarily in common stocks of 20 to 30 companies that Sentinel believes have above-average growth potential. The Fund may invest up to 25% of its net assets in stocks of foreign issuers. Sentinel attempts to identify companies that are expected to grow as a result of the potential long-term return from their investment in research, development, capital spending and market expansion. In addition, Sentinel looks for companies that it perceives to be attractively valued relative to their future growth prospects, as well as to that of the market as a whole. Sentinel utilizes a blended "top-down" and "bottom-up" approach. In top-down analysis, focus is on such macroeconomic factors as inflation, interest and tax rates, currency and political climate. In bottom-up analysis, focus is on company-specific variables, such as competitive industry dynamics, market leadership, proprietary products and services, and management expertise, as well as on financial characteristics, such as returns on sales and equity, debt/equity ratios and earnings and cash flow growth. Fundamental research, which may include the use of corporate financial reports and press releases, company presentations, meetings with management, general economic and industry data supplied by government agencies and trade associations, and research reports provided by Wall Street analysts, is synthesized and analyzed to develop financial and valuation models for each individual company in an attempt to project future sales and earnings growth potential and relative valuations and to facilitate informed investment decisions. Sentinel expects to sell Fund holdings when the valuation of the underlying company relative to its future growth rate appears to have become excessive, the fundamentals of a company are perceived to be deteriorating, or more attractive alternative investments surface.

Although the Fund may invest in any economic sector, at times it may emphasize one or more particular sectors.

The Fund may use derivative instruments (e.g., futures and options agreements) for hedging purposes, and for other investment purposes such as replicating permitted investments, as long as such investments do not have the effect of leveraging portfolio risks. It may establish derivative positions only when immediately thereafter not more than 5% of its total assets are held in derivative positions. The Fund is not required to use hedging and may choose not to do so.

The Fund may invest in repurchase agreements, provided the counterparty maintains the value of the underlying securities at a value not less than 102% of the repurchase price stated in the agreement. Under a repurchase agreement, a Fund purchases bonds and simultaneously agrees to resell these bonds to a counterparty at a prearranged time and specific price.

The Fund may invest up to 100% of its assets in cash, commercial paper, high-grade bonds, or cash equivalents for temporary defensive reasons if Sentinel believes that adverse market or other conditions warrant such investment. Such action is an attempt to protect the Fund's assets from a temporary unacceptable risk of loss. If the Fund takes a temporary defensive position, it may not achieve its investment objective.

The Growth Leaders Fund is principally subject to equity securities, foreign securities, derivatives, non-diversified, not guaranteed, portfolio turnover, repurchase agreements, securities lending and temporary defensive position risks.

A description of each Fund's policies and procedures with respect to disclosure of its portfolio securities is available in the Funds' Statement of Additional Information. Each Fund's month-end top ten holdings are posted at www.sentinelfunds.com under "Performance and Prices" on a one-month lag.

WHAT ARE EACH FUND'S PRINCIPAL INVESTMENT RISKS?

WE CANNOT GUARANTEE THAT ANY FUND'S INVESTMENT OBJECTIVE WILL BE ACHIEVED. YOU CAN FIND ADDITIONAL INFORMATION ABOUT THE INVESTMENT RISKS OF THE FUNDS IN THE SENTINEL FUNDS' STATEMENT OF ADDITIONAL INFORMATION, WHICH IS INCORPORATED BY REFERENCE INTO (IS LEGALLY MADE A PART OF) THIS PROSPECTUS. YOU CAN GET A FREE COPY OF THE STATEMENT OF ADDITIONAL INFORMATION BY CALLING 1-800-282-FUND
(3863), OR BY WRITING TO SENTINEL ADMINISTRATIVE SERVICES COMPANY AT P.O. BOX 1499, MONTPELIER, VT 05601-1499.

PRINCIPAL EQUITY SECURITIES RISKS

Sidebox:
--------------------------------------------------------------------------------
THE CAPITAL GROWTH AND GROWTH LEADERS FUNDS ARE PRINCIPALLY SUBJECT TO EQUITY SECURITIES RISK.
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STOCK MARKET AND SELECTION RISK. Stock market risk is the risk that the stock market will go down in value, including the possibility that the market will go down sharply and unpredictably. Selection risk is the risk that the investments that Sentinel selects will underperform that stock market or other funds with similar investment objectives and investment strategies.

INVESTMENT STYLE RISK. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions of the issuing company's growth of earnings potential. Also, because growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of value stocks that can cushion stock prices in a falling market. The Funds' performance may at times be better or worse than the performance of funds that focus on other types of stocks or that have a broader investment style.

SECTOR RISK: To the extent a Fund invests in a particular sector, it is subject to the risks of that sector. Returns in an economic sector may trail returns from other economic sectors. As a group, sectors tend to go through cycles of doing better or worse than the securities market in general. These periods may last several years. In addition, the sectors that dominate the market change over time. For more information on risk of particular sectors, consult the Fund's statement of additional information.

PRINCIPAL FOREIGN SECURITIES RISKS

Sidebox:
--------------------------------------------------------------------------------
THE CAPITAL GROWTH AND GROWTH LEADERS FUNDS ARE SUBJECT TO FOREIGN SECURITIES RISKS, ALTHOUGH ONLY WHERE THEY ARE TRADING IN THE U.S., AND ONLY WHERE TRADING IS DENOMINATED IN U.S. DOLLARS.
--------------------------------------------------------------------------------

GENERAL FOREIGN SECURITIES RISK. Investing in foreign securities involves certain special risks in addition to those associated with U.S. securities. For example, the Funds may be affected favorably or unfavorably by changes in currency rates or exchange control regulations. Foreign markets may have less active trading volume than those in the United States, and values may fluctuate more as a result. If the Funds had to sell securities to meet unanticipated cash requirements, they might be forced to accept lower prices. There may be less supervision and regulation of foreign exchanges. Foreign companies generally release less financial information than comparable U.S. companies. Furthermore, foreign companies generally are not subject to uniform accounting, auditing and financial reporting requirements. Other possible risks include seizing of assets by foreign governments, high and changing taxes and withholding taxes imposed by foreign governments on dividend and/or interest payments, difficulty enforcing judgments against foreign issuers, political or social instability, or diplomatic developments that could affect U.S. investments in those countries.

OTHER PRINCIPAL INVESTMENT RISKS

DERIVATIVES RISK. Derivative investments involve credit risk (the risk that the counterparty of the derivative transaction will be unable to honor its financial obligation to the Fund), hedging risk (the risk that the derivative instrument will not fully offset the underlying positions), liquidity risk (the risk that the Fund cannot sell the derivative instrument because of an illiquid secondary market) and, when hedging, the risk that the intended risk management purpose of the derivative instrument may not be achieved, and may produce losses or missed opportunities.

NON-DIVERSIFIED RISK. The Growth Leaders Fund is a non-diversified fund, meaning that it may hold fewer securities than a diversified portfolio and may take larger positions in individual stocks. As a result, the Fund may be more affected by the performance of a particular stock than a fund investing in a broader range of securities.

NOT GUARANTEED RISK. None of the Funds is guaranteed or insured by the U.S. government. The value of the Fund's shares is expected to fluctuate.

PORTFOLIO TURNOVER RISK. The Growth Leaders Fund's investment strategy results in higher portfolio turnover. High turnover would cause the Fund to incur higher trading costs, including more brokerage commissions, and may reduce returns. It may also cause the Fund to recognize greater capital gains and capital losses for tax purposes earlier than it would if its turnover rate was lower.

REPURCHASE AGREEMENTS RISK. If the repurchase agreement counterparty defaults on its repurchase obligation, the Fund would have the underlying bonds and be able to sell them to another party, but it could suffer a loss if the proceeds from a sale of the bonds turn out to be less than the repurchase price stated in the agreement. If the counterparty becomes insolvent or goes bankrupt, a Fund may be delayed in being able to sell bonds that were subject to the repurchase agreement. In general, for federal income tax purposes, repurchase agreements are treated as collateralized loans secured by the securities "sold". Therefore, amounts earned under such agreements are not eligible for the dividends-received deduction available to corporate shareholders or for treatment as qualified dividend income taxable at reduced rates in the hands of non-corporate shareholders.

SECURITIES LENDING RISK. Securities lending programs are subject to borrower default risk (e.g., borrower fails to return a loaned security and there is a shortfall on the collateral posted by the borrower), cash collateral investment risk (e.g., principal loss resulting from the investment of the cash collateral) and security recall/return risk (e.g., the Fund is unable to recall a security in time to exercise valuable rights or sell the security). In addition, substitute payments (i.e., amounts equivalent to any dividends, interest or other distributions received by the Fund while the securities are on loan) are not treated as a dividend and are not eligible for the dividends-received deduction available to corporate shareholders or for treatment as qualified dividend income taxable at reduced rates in the hands of non-corporate shareholders.

Sidebox:
--------------------------------------------------------------------------------
PERIODICALLY THE FUNDS MAY BE LESS THAN FULLY INVESTED.
--------------------------------------------------------------------------------

TEMPORARY DEFENSIVE POSITION RISK. If a Fund takes a temporary defensive position, it may invest all or a large portion of its assets in U. S. government securities, high-quality, money-market instruments, bank deposits, or cash. If a Fund takes a temporary defensive position, it may not achieve its investment objective(s).

The Funds are appropriate for investors who are comfortable with the risks described here. The Funds are appropriate for long-term investors who are not concerned primarily with principal stability. It is possible to lose money by investing in the Funds.

HOW HAS EACH FUND PERFORMED?

The following bar charts and tables provide indications of the risks of investing in each Fund by showing changes in the Funds' performance from year to year and by showing how the Funds' average annual returns for 1, 5 and 10 years (or since inception) compare with those of a broad measure of market performance. The bar charts show changes in each Fund's performance for Class A shares for each calendar year over a ten year period, or for a shorter period for those Funds that have been in existence for less than ten years.

THE PERFORMANCE OF THE CAPITAL GROWTH AND GROWTH LEADERS FUNDS PRIOR TO MARCH 1, 2006 IS BASED ON THE PERFORMANCE OF THEIR PREDECESSORS, THE BRAMWELL GROWTH FUND AND BRAMWELL FOCUS FUND, RESPECTIVELY, WHICH HAD DIFFERENT EXPENSES BUT SUBSTANTIALLY SIMILAR INVESTMENT RISKS.

SALES CHARGES ARE NOT REFLECTED IN THE BAR CHARTS. IF SALES CHARGES WERE REFLECTED, RETURNS WOULD BE LESS THAN THOSE SHOWN. HOW EACH FUND PERFORMED IN THE PAST IS NOT NECESSARILY AN INDICATION OF HOW THAT FUND WILL PERFORM IN THE FUTURE.

Sentinel Capital Growth
Inception: August 1, 1994(1)
Total Return (%)

95   96   97   98   99   00   01   02   03   04   05

During the period(s) shown in the above bar chart, the highest return for a
quarter for the Growth Leaders Fund was    % (quarter ended                 )
and the lowest return for a quarter was    % (quarter ended                 ).

Sentinel Growth Leaders
Inception:  October 31, 1999(1)
Total Return (%)

99   00   01   02   03   04   05

During the period(s) shown in the above bar chart, the highest return for a
quarter for the Growth Leaders Fund was    % (quarter ended                 )
and the lowest return for a quarter was    % (quarter ended                 ).

AVERAGE ANNUAL TOTAL RETURN

THE TABLES BELOW COMPARE FOR THE PERIODS SHOWN THE AVERAGE ANNUAL RETURN OF AN APPROPRIATE BROAD-BASED SECURITIES MARKET INDEX WITH THE AVERAGE ANNUAL RETURN BEFORE TAXES FOR EACH SHARE CLASS OF EACH FUND, THE AVERAGE ANNUAL RETURN AFTER TAXES ON DISTRIBUTIONS FOR THE CLASS A SHARES OF EACH FUND AND THE AVERAGE ANNUAL TOTAL RETURN AFTER TAXES ON DISTRIBUTIONS AND REDEMPTION FOR CLASS A SHARES OF EACH FUND. THE RETURNS FOR SHARE CLASSES WITH A SALES CHARGE INCLUDE THE EFFECT OF THE MAXIMUM SALES CHARGE, INCLUDING ANY CONTINGENT DEFERRED SALES CHARGE THAT WOULD APPLY TO A REDEMPTION AT THE END OF THE PERIOD, IN THE CASE OF THE CLASS C SHARES. HOW EACH FUND PERFORMED IN THE PAST BEFORE AND AFTER TAXES IS NOT NECESSARILY AN INDICATION OF HOW THAT FUND WILL PERFORM IN THE FUTURE.

AFTER-TAX RETURNS ARE SHOWN ONLY FOR CLASS A AND AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL VARY. AFTER-TAX RETURNS ARE CALCULATED USING THE HISTORICAL HIGHEST APPLICABLE INDIVIDUAL FEDERAL MARGINAL INCOME TAX RATES IN EFFECT DURING THE RELEVANT PERIOD AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON AN INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN, AND AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS, SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS OR TAX-ADVANTAGED EDUCATION SAVINGS ACCOUNTS, SUCH AS QUALIFIED TUITION PROGRAMS OR COVERDELL EDUCATION SAVINGS ACCOUNTS. AS AN EXAMPLE, THE HIGHEST APPLICABLE INDIVIDUAL FEDERAL MARGINAL TAX RATES IN EFFECT FOR CALENDAR YEAR 2005 WERE GENERALLY ___% FOR ORDINARY INCOME DIVIDENDS (WHICH GENERALLY INCLUDE DISTRIBUTIONS OF SHORT TERM CAPITAL GAINS), AND ___% FOR LONG-TERM CAPITAL GAIN DISTRIBUTIONS AND QUALIFYING DIVIDEND INCOME. HOWEVER, THE HISTORICAL HIGHEST RATES APPLICABLE DURING THE PERIODS MEASURED AND USED IN THE AFTER-TAX CALCULATIONS BELOW MAY BE DIFFERENT FROM THE HIGHEST INDIVIDUAL MARGINAL INCOME TAX RATES FOR 2005.

INDEX RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

FOR THE PERIODS ENDED                                           PAST 10 YEARS/
DECEMBER 31, 2005           PAST ONE YEAR    PAST 5 YEARS     SINCE INCEPTION(1)
--------------------------------------------------------------------------------
CAPITAL GROWTH FUND(2)
Return Before Taxes: Class A
Return After Taxes on Distributions:
Class A
Return After Taxes on Distributions and Sale of Fund Shares:
Class A
Return Before Taxes: Class C

FOR THE PERIODS ENDED                                           PAST 10 YEARS/
DECEMBER 31, 2005           PAST ONE YEAR    PAST 5 YEARS     SINCE INCEPTION(1)
--------------------------------------------------------------------------------
RUSSELL 1000 GROWTH INDEX(3)
--------------------------------------------------------------------------------
GROWTH LEADERS FUND(4)
Return Before Taxes: Class A
Return After Taxes on Distributions:
Class A
Return After Taxes on Distributions and Sale of Fund Shares:
Class A
Return Before Taxes: Class C

RUSSELL 1000 GROWTH INDEX(3)

(1) The Capital Growth Fund's and Growth Leaders Fund's performance is based on the performance of their predecessors, the Bramwell Growth Fund, which began operations on August 1, 1994, and the Bramwell Focus Fund, which began operations on October 31, 1999, respectively.
(2) Performance for the Fund prior to March 1, 2006 is based on the performance of the predecessor Bramwell Growth Fund, which was offered without a sales load, restated to reflect the sales loads of the Class A and Class C shares, respectively. Performance does not reflect the increase in the maximum Rule 12b-1 fees for all Classes. If it did, returns would be lower.
(3) The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.
(4) Performance for the Fund prior to March 1, 2006 is based on the performance of the predecessor Bramwell Focus Fund, which was offered without a sales load, restated to reflect the sales loads of the Class A and Class C shares, respectively. Performance does not reflect the increase in the maximum Rule 12b-1 fees for all Classes. If it did, returns would be lower.

WHAT ARE EACH FUND'S FEES AND EXPENSES?
THESE TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU PAY IF YOU BUY AND HOLD SHARES OF THE FUNDS.

SHAREHOLDER FEES (fees paid directly from your investment):
CLASS A SHARES:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage
   of offering price)                                                   5.00%
Maximum Deferred Sales Charge (Load)                                    None(1)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends             None
Redemption Fees                                                         None(1)
Exchange Fees                                                           None
CLASS C SHARES
Maximum Sales Charge (Load) Imposed on Purchases                        None
Maximum Deferred Sales Charge (Load)
(AS A PERCENTAGE OF THE LOWER OF THE PURCHASE PRICE OR NET ASSET
   VALUE OF SHARES BEING REDEEMED)                                      1.00%(2)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends             None
Redemption Fees                                                         None(3)
Exchange Fees                                                           None

ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)

                                                                         TOTAL
                                                              OTHER     ANNUAL
FUND                         MANAGEMENT FEE    12B-1 FEE    EXPENSES   EXPENSES
Sentinel Capital Growth
   Class A                          0.70%(4)       0.30%       0.20%    1.20%(5)
   Class C                          0.70%(4)       1.00%       0.60%    2.30%(5)
--------------------------------------------------------------------------------
Sentinel Growth Leaders
   Class A                          0.90%(4)       0.30%       0.55%    1.75%(5)
   Class C                          0.90%(4)       1.00%       0.95%    2.85%(5)
--------------------------------------------------------------------------------

(1) If you redeem by wire transfer, we assess a wire charge of $20.00. In addition, you pay a deferred sales charge of 1% on certain redemptions of Class A shares made within eighteen months of purchase if you bought them without an initial sales charge as part of an investment of $1,000,000 or more. In addition, the Funds will impose an excessive trading fee of 2% of the amount redeemed, if an investor has a history of excessive trading (generally six or more in and out transactions in a fund within a twelve-month period), or if an investor's trading, in the judgment of the Funds, has been or may be disruptive to a Fund (see "Excessive Trading Policy", page ___).
(2)   If shares are redeemed on or before one year after purchase.

(3) If you redeem by wire transfer, we assess a wire charge of $20.00.The Funds will impose an excessive trading fee of 2% of the amount redeemed if an investor has a history of excessive trading (generally six or more in and out transactions within a twelve-month period) or if an investor's trading, in the judgment of the Funds, has been or may be disruptive to a Fund (see "Excessive Trading Policy", page ___).
(4) The Capital Growth Fund pays an advisory fee at the rate of 0.70% per annum on the first $500 million of the Fund's average daily net assets; 0.65% per annum on the next $300 million of such assets; 0.60% per annum on the next $200 million of such assets; 0.50% per annum on the next $1 billion of such assets; and 0.40% of such assets over $2 billion. The Growth Leaders Fund pays an advisory fee at the rate of 0.90% per annum on the first $500 million of the Fund's average daily net assets; 0.85% per annum on the next $300 million of such assets; 0.80% per annum on the next $200 million of such assets; 0.70% per annum on the next $1 billion of such assets; and 0.60% of such assets over $2 billion.
(5) Total Annual Fund Operating Expenses are based on estimates for the current fiscal year. Sentinel and/or an affiliate has agreed to waive fees and/or reimburse expenses so that the total annual expenses of the Class A shares of the Fund are no more than 1.75% until ________. The Class C shares of the Fund will benefit from this arrangement to the extent the Fund's advisory fees is waived to meet this commitment.

EXAMPLES:

These examples are intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. They assume that you invest $10,000 in each Fund for the time periods indicated, that you pay the maximum sales charge that applies to a particular class, that the Fund's operating expenses remain the same, and that your investment has a 5% return each year. This assumption is not meant to indicate that you will receive a 5% annual rate of return. Your annual return may be more or less than the 5% used in these examples. Although your actual costs may be higher or lower, based on these assumptions your costs would be as shown below. NOTE THAT THE AMOUNTS SHOWN DO NOT REFLECT WAIVERS OR REIMBURSEMENTS.

                                          1 YEAR      3 YEARS
FUND/CLASS
Capital Growth
   Class A                                  $517         $766
   Class C (if you redeem)                   333          718
   Class C (if you do not redeem)            233          718
Growth Leaders
   Class A                                   571          929
   Class C (if you redeem)                   388          883
   Class C (if you do not redeem)            288          882

MORE INFORMATION ABOUT SHARE CLASSES

THE FUNDS offer Class A and Class C shares.

YOU CAN COMPARE THE DIFFERENCES AMONG THE CLASSES OF SHARES USING THE TABLE
BELOW.

                                                     12B-1
CLASS    SALES CHARGE                                FEE      CONVERSION FEATURE
--------------------------------------------------------------------------------
A        Maximum initial sales charge:  4%           0.30%    None.
--------------------------------------------------------------------------------
C        CDSC of 1% if redeemed in the first year.   1.00%    None.
--------------------------------------------------------------------------------

THIS PROSPECTUS FREQUENTLY USES THE TERM CDSC, WHICH STANDS FOR CONTINGENT DEFERRED SALES CHARGE. THIS TYPE OF CHARGE IS ASSESSED WHEN YOU REDEEM SHARES SUBJECT TO A CDSC IF NONE OF THE WAIVERS DESCRIBED IN THIS PROSPECTUS APPLY. IF YOU DO NOT REDEEM SHARES DURING THE TIME PERIODS IN WHICH AN INVESTMENT IS SUBJECT TO A CDSC, YOU WILL NOT PAY THIS CHARGE. CDSC SCHEDULES MAY CHANGE FROM TIME TO TIME. YOUR SHARES ARE SUBJECT TO THE CDSC SCHEDULE IN EFFECT WHEN YOU PURCHASED THEM.

WHEN CHOOSING A SHARE CLASS, YOUR CONSIDERATIONS SHOULD INCLUDE:

      o     the amount of the investment,
      o     the intended length of the investment,
      o     the type of Fund you want,
      o whether you are eligible for a waiver or reduction of an initial sales charge or CDSC, and
      o     whether you intend to utilize the exchange privilege.

CLASS A SHARES have the advantage of lower ongoing distribution expenses. The disadvantage of the Class A shares is that you pay an initial sales charge. If in your circumstances the lower ongoing expenses outweigh the impact of the initial sales charge, Class A shares may be appropriate for you.

CLASS C SHARES have the advantages of no initial sales charge and a relatively small CDSC that applies only in the first year. You pay higher ongoing distribution fees for the entire period of your investment, however. This class may be appropriate for you if the benefits of avoiding both an initial sales charge and a significant CDSC outweigh the continuing higher distribution fees. Over long periods, however, the other share classes may outperform Class C shares.

PURCHASE AND EXCHANGE CONSIDERATIONS

There is no size limit on purchases of Class A shares. The maximum purchase of Class C shares accepted is $999,999.

You should also consider that exchange privileges into other Sentinel Funds are more limited for classes other than Class A shares. In addition to exchanging into another Sentinel Fund's Class C shares, Class C shares may be exchanged for Class A shares of the Sentinel U.S. Treasury Money Market Fund.

Broker/dealers, financial institutions, plan agents and other intermediaries (collectively, "intermediaries") may charge additional fees in connection with transactions in Fund shares. Sentinel Financial Services Company and/or an affiliate may make payments from their own resources to intermediaries related to marketing the Funds and/or servicing Fund shareholders, which may represent a premium over payments to those intermediaries made by other fund families, and investment professionals may have an added incentive to sell or recommend a Fund or Class over others offered by competing fund families. Additional information about these arrangements is available in the Funds' Statement of Additional Information.

CLASS A SHARES

Sidebox:
--------------------------------------------------------------------------------
CLASS A SHARES ARE GENERALLY SUBJECT TO A FRONT-END SALES CHARGE.
--------------------------------------------------------------------------------

FOR ALL PURCHASES OF CLASS A SHARES, YOU PAY THE PUBLIC OFFERING PRICE, WHICH INCLUDES THE FRONT-END SALES CHARGE, NEXT COMPUTED AFTER WE RECEIVE YOUR ORDER. THE SALES CHARGE RANGES FROM 4% OF THE OFFERING PRICE (4.17% OF THE NET AMOUNT INVESTED) TO ZERO. YOUR SALES CHARGE WILL DEPEND ON THE SIZE OF YOUR PURCHASE.

SALES CHARGES

                         SALES CHARGE AS A
                         PERCENTAGE OF:
                         ------------------
                                     NET
                         OFFERING    AMOUNT      DEALER
SALE SIZE                PRICE       INVESTED    REALLOWANCE
--------------------     --------    --------    -----------
$0 to $249,999           4.00%       4.17%       3.75%
$250,000 to $499,999     2.50%       2.56%       2.25%
$500,000 to $999,999     2.00%       2.04%       1.75%
$1,000,000 or more       -0-         -0-         -0-
------------------------------------------------------------

Initial purchases of less than $1 million must remain in your account for 90 days before they are eligible for an exchange.

IN CASES IN WHICH THERE IS NO SALES CHARGE BECAUSE YOUR PURCHASE WAS $1,000,000 OR MORE, the Funds' distributor, Sentinel Financial Services Company, will pay dealers compensation of 1.00% for sales of up to $14,999,999. In these cases, if you redeem the shares in the first eighteen months after the purchase, a 1.0% CDSC will be imposed. For sales in excess of these amounts, Sentinel Financial Services Company will individually negotiate dealer compensation and CDSCs. After the second year, there will be no CDSC. Any CDSC is imposed on the lower of the cost or the current net asset value of the shares redeemed. If you redeem part of your shares, your redemption request will be increased by the amount of any CDSC due. If you redeem your entire account, we will deduct any CDSC due from the redemption proceeds. Sentinel Financial Services Company receives the entire amount of any CDSC paid. Also see "Waiver or Reduction of a CDSC" below. In determining whether a CDSC is payable, we will first redeem shares not subject to any charge.

REDUCED SALES CHARGES

Sales charges on Class A shares may be reduced or eliminated in certain situations. Please note that, to take advantage of any reduced or eliminated sales charge, you must advise Sentinel Administrative Services Company, the Funds' transfer agent, Sentinel Financial Services Company or your financial intermediary of your eligibility at the time of purchase, and provide any necessary information about the accounts involved.

RIGHT OF ACCUMULATION. Quantity discounts begin with investments in Class A shares of $100,000. You may qualify for quantity discounts based on the current offering price of the total of all classes of shares purchased at any time in the past, if such purchases were made by you, your spouse or minor children, or a fiduciary for these persons. Shares held under the tax identification number of anyone other than you, your spouse or minor children, however, do not qualify for quantity discounts. Contact Sentinel Administrative Services Company for help in combining accounts for purposes of obtaining quantity discounts by combining accounts or purchases. In order to receive a reduced sales charge, each time you purchase shares you should inform Sentinel Administrative Services Company, Sentinel Financial Services Company or your financial intermediary of any other shares owned by you, your spouse and/or your minor children. These may include shares held in personal accounts, certain retirement accounts, employee benefit plan accounts, UGMA/UTMA accounts, joint tenancy accounts, trust accounts and transfer on death accounts, as well as shares purchased by a trust of which you are a beneficiary. Your financial adviser or other financial intermediary may request documentation including account statements and records of the original acquisition of the shares owned by you, your spouse and/or your minor children from you to show that you qualify for a reduced sales charge. You should retain these records because, depending on where an account is held or the type of account, the Fund, Sentinel Administrative Services Company and/or your financial adviser or other financial intermediary may not be able to maintain this information.

LETTER OF INTENT. You may use a letter of intent to obtain a reduced initial sales charge if you plan to make investments that include Class A shares, and if the total of the offering price of all such investments is $100,000 or more over a period of 13 months (30 months in the case of corporate qualified plans). The letter of intent is not a binding commitment by you to complete the intended purchases. All your purchases made under the letter of intent during the period covered will be made at the reduced sales charge for your intended total purchase. Dividends and distributions will be reinvested without a sales charge and will not count as purchases under the letter of intent. We will hold in escrow 2% of the shares you purchase under the letter of intent, and release these shares when you have completed the intended purchases. If by the end of the period covered by the letter of intent you have not made the intended purchases, an additional sales charge may be due. The additional amount will be equal to what the initial sales charge would have been on the amount actually invested, minus the sales charges already paid. We will notify you if an additional sales charge is due. You may pay this additional sales charge within 20 days after our notification is sent, or we may redeem shares held in escrow to the extent necessary to pay this charge. Then we will release any remaining escrow shares. The redemption of shares for this purpose will be a taxable event to you.

AG&T ADVANTAGE PROGRAM. Employers establishing either SIMPLE IRA plans under the Small Business Protection Act of 1996 or Section 403(b) plans, for which American Guaranty & Trust Company is the custodian, may group participating employee accounts together in such a way as to result in reduced sales charges for quantity purchases. Quantity discounts under this program are based upon the current offering price of amounts previously invested in the Funds.

NET ASSET VALUE PURCHASES. You may purchase Class A shares of the Funds at net asset value if you are included in the following list:

      o current and former Directors/Trustees of the Funds and predecessors to the Funds;
      o current and former employees and Directors of the general partners of Sentinel and their affiliates, and for National Life Insurance Company employee benefit plans;
      o     directors, employees and clients of the Funds' sub-advisors;
      o directors and employees of Beneficial Life Insurance Company, and other strategic partners of Sentinel and/or Sentinel Financial Services Company;
      o registered representatives and other employees of securities dealers that have entered into a sales agreement with Sentinel Financial Services Company;
      o members of the immediate families of, or survivors of, all of these individuals;
      o non-profit organizations with which any of these persons are actively involved;
      o purchasers who are investing section 403(b) loan principal repayments;
      o shareholders of the Bramwell Growth Fund or Bramwell Focus Fund, each as series of The Bramwell Funds, Inc., who received Class A shares of the Capital Growth or Growth Leaders Funds, respectively, in a reorganization may purchase Class A shares of any fund in the Sentinel Family of Funds without a front-end sales load. This privilege is not available for shares purchased through an omnibus or other intermediary account unless the underlying investor meets this criteria.

OTHER WAIVERS OF FRONT-END LOADS. We also waive the front-end load where purchasers demonstrate that they are included in one of the following groups:

      o investment advisors who place trades for their own accounts or the accounts of their clients, and who charge an investment management fee for their services, and clients of these investment advisors who place trades for their own accounts, if the accounts are linked to the master account of the investment advisor;
      o clients of trust companies who have entered into an agreement with Sentinel Financial Services Company under which all their clients are eligible to buy Class A shares at net asset value;
      o investments being transferred from individually managed trust accounts at American Guaranty & Trust Company (in this event, Sentinel Financial Services Company may negotiate a compensation arrangement for broker-dealers who facilitate group transfers of assets on a net asset value basis under this provision);
      o qualified pension, profit-sharing or other employee benefit plans that have entered into a record-keeping services agreement offered by Sentinel Administrative Services Company or an affiliate, which offer multiple fund family investment options; and
      o qualified pension, profit-sharing or other employee benefit plans, if the total amount invested in the plan is at least $1,000,000, the sponsor signs a $1,000,000 letter of intent, or the shares are purchased by an employer-sponsored plan with at least 100 eligible employees, and all of the plan's transactions are executed through a single financial institution or service organization who has entered into an agreement with Sentinel Financial Services Company to use the Funds in connection with the accounts.

Sentinel Financial Services Company may pay dealers for monthly net sales of the Funds sold at net asset value to an employee benefit plan in accordance with the last item on the list above, as follows: 1% of the first $10 million of these purchases, plus 0.50% of the next $10 million of these purchases, plus 0.25% of amounts in excess of $20 million of these purchases. If more than one person owns an account, all owners must qualify for the lower sales charge. Please also note you may be charged transaction and/or other fees by if you effect transactions in Fund shares through an intermediary.

Information about sales charge reductions and waivers is available, free of charge in a clear and prominent format, via hyperlink at the Funds' website at www.sentinelfunds.com.

REINSTATEMENT. If you sell shares or receive dividends or capital gains distributions in cash and subsequently want to reinvest your proceeds, you may do so within 90 days at net asset value, without paying any additional sales charge.

DISTRIBUTION PLANS. The Class A shares of each Fund have adopted plans under Rule 12b-1 that allow the Funds to pay fees for the sale and distribution of their shares, and for services provided to shareholders. The Class A shares of the Funds will pay to Sentinel Financial Services Company a monthly fee of up to a maximum annual rate of 0.30% of average daily net assets. Such fee reimburses Sentinel Financial Services Company for expenses actually incurred in marketing the Funds. Those expenses may include distribution and service fees paid by Sentinel Financial Services Company to other broker-dealers up to the maximum annual rate.

CLASS C SHARES

Sidebox:
--------------------------------------------------------------------------------
THERE IS NO INITIAL SALES CHARGE ON CLASS C SHARES, BUT THEY REMAIN SUBJECT TO HIGHER ONGOING FEES FOR THE ENTIRE INVESTMENT PERIOD.
--------------------------------------------------------------------------------

FOR ALL PURCHASES OF CLASS C SHARES, YOU PAY THE CURRENT NET ASSET VALUE. THERE IS NO initial sales charge. A CDSC in the amount of 1.00% of the purchase price will be imposed on Class C shares if you redeem shares during the first year after their purchase, unless you can use one of the CDSC waivers listed on page ___. Class C shares are subject to higher distribution fees than Class A shares. However, since Class C shares never convert to Class A shares, investments in Class C shares remain subject to these higher distribution fees for the entire holding period of the investment.

CDSC. You will pay a CDSC if you redeem Class C shares in the first year after purchase, in the amount of 1.00% of the lower of the purchase price or the net asset value of the shares redeemed, unless a waiver applies. In determining whether a CDSC is payable, we will take redemptions first from shares acquired through reinvestment of distributions, or any other shares as to which a CDSC is waived. We will next take redemptions from the earliest purchase payment from which a redemption or exchange has not already been taken. The amount of the CDSC will be equal to the CDSC percentage from the schedules above, multiplied by the lower of the purchase price or the net asset value of the shares being redeemed. If you redeem part of your shares, you may choose whether any CDSC due is deducted from the redemption proceeds or your redemption request is increased by the amount of any CDSC due. Sentinel Financial Services Company receives the entire amount of any CDSC paid.

DISTRIBUTION PLAN. The Class C shares have adopted a plan under Rule 12b-1 that allows these Funds to pay distribution fees for the sale and distribution of their shares, and services provided to shareholders. These Funds pay to Sentinel Financial Services Company a monthly fee at an annual rate of up to a total of 1.00% of average daily net assets. In the first year after the purchase Sentinel Financial Services Company keeps this fee to recover the initial sales commission of 1.00% that it pays to the selling dealer. In subsequent years, the entire distribution fee will be paid to the selling dealer.

EXCHANGES. If you purchase Class C shares, you will have the ability to exchange at net asset value only for the Class C shares of other Sentinel Funds, except that you may also exchange into Class A shares of the U.S. Treasury Money Market Fund. However, if you exchange Class C shares into U.S. Treasury Money Market Fund Class A shares within one year of your purchase of the Class C shares, and then subsequently redeem the U.S. Treasury Money Market Fund shares, you may pay a CDSC. Also, time during which assets are in the Class A shares of the U.S. Treasury Money Market Fund will not count toward the one year period that must elapse before the 1% CDSC is eliminated. If you exchange Class C shares into U.S. Treasury Money Market Fund Class A shares, you may exchange back into Class C shares at any time, but may not exchange at net asset value into Class A shares or Class B shares of any Sentinel Fund.

PAYMENTS TO DEALERS. For all sales of Class C shares, Sentinel Financial Services Company intends to make payments to selling broker-dealers, at the time you purchase Class C shares, of amounts equal to 1% of the aggregate purchase amount.

WAIVER OR REDUCTION OF A CDSC

A CDSC will be waived in the following situations if you notify us at the time of redemption that a waiver applies:

1. Redemptions of shares you acquire from the reinvestment of income distributions and/or capital gains distributions;
2. Redemptions from your account (including when you own the shares as joint tenant with your spouse) following your death, or from the account of a trust whose primary income beneficiary has died, if the redemption occurs within one year of your death or the beneficiary's death;
3. Redemptions from qualified retirement accounts taken in equal or substantially equal periodic payments not to exceed life, or joint life expectancy and not otherwise subject to the 10% penalty tax for early withdrawal of Code section 72(t); and
4. Redemptions that occur as a result of a loan taken from an account established as a retirement plan account for an employee of a tax-exempt organization under section 403(b)(7) of the Code.

The waivers described above may be useful in a wide variety of situations. These may include, but are not limited to, funding of expenses for persons fulfilling certain religious missionary obligations, educational expenses and the purchase of a new home. Sentinel Financial Services Company may require documentation to show a waiver applies, such as certifications by plan administrators, applicable tax forms, or death certificates.

No CDSC will apply to Class C share accounts owned by affiliates of Sentinel Financial Services Company if Sentinel Financial Services Company has not paid an initial commission to a selling dealer.

OTHER MATTERS RELATING TO DISTRIBUTION OF FUND SHARES

Equity Services, Inc., Janney Montgomery Scott, Inc., and Hornor, Townsend & Kent, Inc., which are affiliates of the partners of Sentinel Financial Services Company, receive a dealer reallowance equal to the entire sales charge on their sales of Fund shares. As a result, they may be considered underwriters of the Funds' shares.

Sentinel Financial Services Company and/or an affiliate may make payments from their own resources to intermediaries related to marketing the Funds and/or servicing Fund shareholders, which may represent a premium over payments to those intermediaries made by other fund families, and investment professionals may have an added incentive to sell or recommend a Fund or Class over others offered by competing fund families. Additional information about these arrangements is available in the Funds' Statement of Additional Information.

HOW CAN I BUY, SELL, EXCHANGE AND TRANSFER FUND SHARES?

PURCHASING SHARES

You may purchase shares at net asset value, less any applicable initial sales charge, as of the close of business on the day your instructions are received, prior to 4:00 p.m. on a day that the New York Stock Exchange ("NYSE") is open for business.

BY CHECK

To purchase shares by check, make your check payable to the "Sentinel _________ Fund" or "Sentinel Funds" and mail it to:

      Sentinel Administrative Services Company
      P.O. Box 1499
      Montpelier, VT 05601-1499

To make your initial purchase by check, please also fill out an application (one is attached to this prospectus) and return the application with your check. All checks must be drawn in U.S. dollars on a U.S. bank. The Funds reserve the right to withhold the proceeds of a redemption of shares purchased by check until the check has cleared, which may take up to 15 days after the purchase date. Your purchase will be effected on the date Sentinel Administrative Services Company receives the check, if the check is received prior to the close of business on the New York Stock Exchange (generally 4:00 p.m. Eastern time) and your purchase order is otherwise in good order. We may charge a fee of $25 for each check returned unpaid due to insufficient funds.

BY WIRE

You may purchase shares by wiring federal funds directly to the Sentinel Funds on any day when both the New York Stock Exchange and Federal Reserve banks are open for business. To make your initial purchase by wire, call our toll-free number noted below and obtain an account number. You must first complete the shareholder identification process referred to above. Complete the application and return it promptly to Sentinel Administrative Services Company. Your bank may charge you a fee to wire funds. Payments made by wire and received by Sentinel Administrative Services Company on any business day are available to the Fund on the next business day.

BY DEALER WIRE

As a convenience to shareholders, Sentinel Financial Services Company will, acting for the Funds without charge, ordinarily accept orders from dealers who have sales agreements with the Funds for the purchase of shares at the applicable offering price.

ONLINE

If you already have an account and have elected to do so, you may purchase shares of the Funds over the Internet by accessing the Funds' website at www.sentinelfunds.com.

BY AUTOMATIC INVESTMENT PLAN

This feature affords you the opportunity to dollar-cost-average using periodic electronic funds transfer from your bank account to the Fund(s) of your choice.

BY TELEPHONE

This feature enables you to purchase Fund shares via electronic funds transfers from your bank account simply by phoning Sentinel Administrative Services Company, or accessing our automated telephone system known as "OnCall 24."

BY GOVERNMENT DIRECT DEPOSIT

You may purchase Fund shares (minimum of $50.00 per transaction) by having local, state or Federal salary, Social Security, or certain veterans', military or other payments from the Federal government automatically deposited into your account. You may deposit as much of the payments as you elect. To enroll in Government Direct Deposit, please contact Sentinel Administrative Services Company.

BY PAYROLL SAVINGS PLAN

You may purchase Fund shares automatically on a regular basis by having money withheld from your paycheck, if your employer permits this. You may have part or all of your paycheck transferred to your existing Sentinel account electronically each pay period. To establish a Sentinel Payroll Savings Plan account, please contact Sentinel Administrative Services Company.

INVESTMENT MINIMUMS

                                                             AUTOMATIC
    RETIREMENT ACCOUNTS           ALL OTHER ACCOUNTS         INVESTMENT PLAN(1)
   Initial      Subsequent      Initial       Subsequent
    $1,000          $50          $1,000          $50         $50

(1) These also apply to investments through the Payroll Savings Plan.

SELLING SHARES

You may redeem shares at net asset value, less any applicable CDSC, as of the close of business on the day your instructions are received, prior to 4:00 p.m. on a day that the New York Stock Exchange ("NYSE") is open for business.

BY MAIL

If you shares are held directly with the Fund, you may sell your shares by providing Sentinel Administrative Services Company with the appropriate instructions by mail. Your instructions must be signed by the registered owner(s) exactly as the shares are registered. If the proceeds of the redemption exceed $100,000, if the check is not made payable to the registered owner(s) and mailed to the record address, or if the record address has been changed within the past 30 days, the signatures of the registered owner(s) must be guaranteed by an eligible financial institution that meets Sentinel Administrative Services Company's requirements.

BY DEALER WIRE

For the convenience of shareholders, Sentinel Financial Services Company, acting for the Funds without charge, ordinarily accepts orders from dealers who have sales agreements with the Funds for the repurchase of shares based on net asset value, less any applicable CDSC. Brokers are not prohibited from charging for their service on these redemptions.

BY TELEPHONE

If your shares are held directly with the Fund, you may redeem up to $250,000 from your account each business day by providing instructions to do so over the telephone, by calling Sentinel Administrative Services Company at 1-800-282-FUND(3863). You may request that a check made payable to the registered owners be sent to their address of record, or you may request that the proceeds be sent directly to a predesignated commercial bank account. If proceeds are wired to your bank, we will deduct a fee of $20 from the proceeds. In addition, it is possible that your bank may charge a fee for receiving wire transfers. You may request a redemption on the Funds' automated voice response system, also limited to a maximum of $250,000.

Neither the Funds, Sentinel Financial Services Company nor Sentinel Administrative Services Company is responsible for the authenticity of exchange or redemption instructions received by telephone, and they are not liable in the event of an unauthorized telephone exchange or redemption, provided that, in the case of the Funds, the Funds have followed procedures reasonably designed to prevent losses. In processing telephone exchange or redemption requests, the Funds will use reasonable procedures to confirm that telephone instructions are genuine, and if these procedures are not employed, the Funds may be liable for any resulting losses. These procedures include receiving all calls for telephone redemptions and exchanges on a recorded telephone line, and screening callers through a series of questions regarding specific account information. You may indicate on your purchase application that you do not wish to have telephone transaction privileges.

ONLINE

You may redeem up to $250,000 from your account each business day by providing instructions to do so over the Funds' website at www.sentinelfunds.com. You may request that a check made payable to the registered owners be sent to their address of record, or you may request that the proceeds be sent directly to a predesignated commercial bank account. If proceeds are wired to your bank, we will deduct a fee of $20 from the proceeds. In addition, it is possible that your bank may charge a fee for receiving wire transfers.

Neither the Funds, Sentinel Financial Services Company nor Sentinel Administrative Services Company is responsible for the authenticity of exchange or redemption instructions received online, and they are not liable in the event of an unauthorized online exchange or redemption, provided that, in the case of the Funds, the Funds have followed procedures reasonably designed to prevent losses. In processing online exchange or redemption requests, the Funds will use reasonable procedures to confirm that online instructions are genuine, and if these procedures are not employed, the Funds may be liable for any resulting losses. These procedures include restricting access to the section of the website on which transaction instructions may be entered to those who enter a password selected by the shareholder.

BY SYSTEMATIC WITHDRAWAL

You may arrange to receive automatic regular withdrawals from your account. Withdrawal payments generally should not be considered as dividends. Withdrawals generally are treated as sales of shares and may result in a taxable gain or loss. You must reinvest dividends and capital gains distributions to use systematic withdrawals. No interest will accrue on amounts represented by uncashed checks sent under a systematic withdrawal plan.

EXCHANGING SHARES

You may exchange shares of one Fund for shares of the same class of another Sentinel Fund, without charge, by phoning Sentinel Administrative Services Company or by providing appropriate instructions in writing to Sentinel Administrative Services Company. You may also set up your account to exchange automatically a specified number or dollar-value of shares in one of the Funds into shares of the same class in another Fund at regular intervals. New purchases must remain in an account for 15 days before they can be exchanged to another Fund. We may modify or terminate the exchange privilege in accordance with the rules of the Securities and Exchange Commission (the current rules require 60 days advance notice to shareholders prior to the modification or termination of the exchange privilege).

CLASS A SHARES

Holding periods for shares which have been exchanged for the currently held shares will be included in the holding period of the current shares, except that time in the U.S. Treasury Money Market Fund will not count toward the holding period necessary to reduce or eliminate any applicable CDSC. The normal minimum account sizes apply to new accounts opened by exchange.

CLASS C SHARES

Class C shares may only be exchanged for Class C shares of other Sentinel Funds, except that Class C shares may be exchanged for Class A shares of the U.S. Treasury Money Market Fund. However, if the Class C shares had not been held for a year before the exchange into the U.S. Treasury Money Market Fund, a 1.00% CDSC may apply if the U.S. Treasury Money Market Fund shares are then redeemed. The U.S. Treasury Money Market Fund shares may be exchanged back into Class C shares at any time.

TRANSFERS OF OWNERSHIP OF SHARES

When you need to change ownership of your shares or change the name on an account, a Sentinel Administrative Services Company representative will assist you.

ADDITIONAL INFORMATION ABOUT BUYING, SELLING AND EXCHANGING SHARES

CUSTOMER IDENTIFICATION REQUIREMENT

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. This means when you open an account, we will ask for your name, address, date of birth and other information that will allow us to identify you. We may also ask to see your driver's license or other identifying documents.

FOREIGN ADDRESSES

Because the Funds are not registered for sales outside of the U.S. and its territories, they cannot accept new accounts or investments into an account with a mailing address that is not within the U.S. Territories or a military address. You may hold or redeem shares from, but not purchase shares in, an account originally established with a U.S. address even if your address is later changed to a foreign address, but all future dividend and capital gains distributions must be paid in cash.

REDEMPTION PROCEEDS

Normally, Sentinel Administrative Services Company will mail you a check in payment for your shares within seven days after it receives all documents required to process the redemption. We may delay payment during any period in which the right of redemption is suspended or date of payment is postponed because the NYSE is closed, trading on the NYSE is restricted, or the Securities and Exchange Commission deems an emergency to exist. No interest will accrue on amounts represented by uncashed redemption checks. We may require additional documentation to redeem shares that are registered in the name of a corporation, trust, company retirement plan, agent or fiduciary, or if a shareholder is deceased. The Funds reserve the right to withhold the proceeds of a redemption of shares purchased by check until the check has cleared, which may take up to 15 days after the purchase date. Distributions from retirement plans may be subject to withholding by the Internal Revenue Service under the Code.

SHARE CERTIFICATES

The Funds are not required to and do not expect to issue share certificates. If you are the shareholder of record and have a certificate representing ownership in a Sentinel Fund, you can redeem your shares by mailing the certificate to Sentinel Administrative Services Company, P.O. Box 1499, Montpelier, VT 05601-1499, with appropriate instructions to redeem. Your instructions should be signed by the registered owner(s) exactly as the shares are registered. The signatures of the registered owner(s) must be guaranteed by an eligible financial institution which meets Sentinel Administrative Services Company's requirements if the proceeds of the redemption exceed $100,000, if the check is not made payable to the registered owner(s) and mailed to the record address, or if the record address has been changed within the past 30 days. We suggest sending certificates by certified mail. You may also redeem share certificates by presenting them in person to Sentinel Administrative Services Company at its office at National Life Drive, Montpelier, Vermont.

TELEPHONE OR ONLINE DELAYS

During periods of drastic economic or market changes, it is possible that telephone or online transactions may be difficult to implement. If you experience difficulty contacting us by telephone or online, please write to Sentinel Administrative Services Company at P.O. Box 1499, Montpelier, VT 05601-1499.

UNDESIGNATED INVESTMENTS

When all or a portion of a purchase is received for investment without a clear Fund designation or for investment in one of our closed classes or Funds, we may deposit the undesignated portion or the entire amount, as applicable, into the Class A shares of the U.S. Treasury Money Market Fund. We will treat your inaction as approval of this purchase. You may at any time after the purchase direct us to redeem or exchange these shares of the U.S. Treasury Money Market Fund, at the next net asset value calculated after we accept such direction. All transactions will be subject to any applicable sales load.

CERTAIN ACCOUNT FEES AND MINIMUM ACCOUNT SIZE

Due to the expense of maintaining accounts with small balances, we reserve the right to liquidate, and/or to charge an annual maintenance fee of up to $25 to any account that has a current value less than $1,000 and that has been open for at least 24 months. This fee will be deducted automatically from each participant account in June of each year unless it is prepaid.

MISCELLANEOUS FEES

AG&T Custodial Accounts
  Annual Custodial Fee per Social Security Number      $15.00
  Closeout Fee per Account                             $15.00
  Transfer of Assets per Transaction                   $25.00
SERVICE FEES
  Express Mail Deliveries                              $15.00
  Federal Funds Wire                                   $20.00
  Bounced check-writing checks                         $25.00
  Bounced check received for deposit                   $25.00
  Excessive Trading Fee                             2% of amount
                                                    exchanged or
                                                        redeemed

SERVICES FOR EMPLOYEE BENEFIT PLANS

Sentinel Administrative Services Company offers participant recordkeeping services to employer-sponsored retirement plans such as 401(k), pension or profit sharing plans. Services include the ability to support valuation plans with internet and automated telephone services with access to plan and participant level information for the sponsor, plan participants, plan administrators and registered representatives.

Plans which elect to utilize the services will be assessed an annual service fee for each participant account, in the amounts shown below.

AVERAGE ACCOUNT VALUE                     FEE PER PARTICIPATING ACCOUNT
$0 - $1,000                                           $20.00
$1000 -  $2,999                                       $10.00
$3,000 and over                                       No Fee

EXCESSIVE TRADING POLICY

Excessive trading, or market timing, by shareholders of a Sentinel Fund, in particular Sentinel Funds other than the U.S. Treasury Money Market Fund, may harm performance by disrupting portfolio management strategies and by increasing expenses, including brokerage and administrative costs, and may dilute the value of the holdings of other shareholders. Excessive trading may cause a fund to retain more cash than the fund's portfolio manager would normally retain in order to meet unanticipated redemptions or may force the fund to sell portfolio securities at disadvantageous times to raise the cash needed to meet those redemption or exchange requests. The Sentinel Funds will not accommodate excessive trading in any Sentinel Fund, and they have therefore adopted a policy to deter such trading. The policy has been reviewed and approved by the Board of Directors of Sentinel Group Funds, Inc. Under this policy, a Sentinel Fund will reject any purchase order or exchange request if the Sentinel Fund has determined (i) that an investor has a history of excessive trading (generally six or more in-and-out transactions in a Sentinel Fund other than the U.S. Treasury Money Market Fund within a rolling twelve-month period) or (ii) that an investor's trading, in the judgment of the Sentinel Fund, has been or may be disruptive to a Sentinel Fund. In making this judgment, a Sentinel Fund may consider trading done in multiple accounts under common ownership or control. When a redemption request is received in such circumstances, a Sentinel Fund will impose an excessive trading fee of 2% of the amount redeemed.

With respect to shares held on the books of third party intermediaries, such as retirement plan administrators, the Sentinel Funds may work with such intermediaries to implement additional procedures that the Sentinel Funds determine are reasonably designed to achieve the objective of the Sentinel Funds' frequent trading policy. Where an intermediary adopts such procedures, shareholders whose accounts are on the books of such intermediary will be subject to that intermediary's procedures, which may differ from the procedures applied by the Sentinel Funds to accounts held directly on the Sentinel Funds' books, but which are reasonably designed to achieve the same objective.

Investors may invest in the Sentinel Funds if they engage in certain types of regular transactions that do not constitute excessive trading and are not adverse to the Sentinel Funds. Such transactions include systematic exchanges, dollar cost averaging, regular rebalancing of holdings in the Sentinel Funds (e.g., periodic rebalancing to maintain an investment advisor's asset allocations model) and pre-authorized withdrawals.

The policy applies to all shareholders. However, a Sentinel Fund may not be able to determine that a specific purchase order or request for exchange or redemption, particularly an order or request made through omnibus accounts or 401(k) plans, is excessive or disruptive to the Sentinel Fund. The Sentinel Funds therefore make no representation that all such purchase orders or exchange requests can or will be rejected, or that the excessive trading fee will be imposed for all such redemption requests.

HOW ARE THE FUNDS PRICED?

Net asset value for each Fund is calculated once each business day that the NYSE is open, at 4:00 p.m. Eastern Time, and becomes effective immediately upon its determination. The net asset value per share is computed by dividing the total value of the assets of each Fund, less its liabilities, by the total number of each Fund's outstanding shares. The Funds' investments are valued as shown below:

      o Domestic equity securities are valued at the latest transaction prices on the principal stock exchanges on which they are traded.
      o Unlisted and listed securities for which there were no sales or insufficient sales during the day are valued at the mean between the latest available bid and asked prices.
      o Fixed-income securities are valued daily on the basis of valuations furnished by an independent pricing service that, under the supervision of the Board of Directors of Sentinel Group Funds, Inc., determines valuations for normal institutional-sized trading units of debt securities, without exclusive reliance upon quoted prices. The valuations by the pricing service are believed to reflect more accurately the fair market value of such securities than the last reported sale.
      o Financial futures are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
      o Exchange-traded options are valued at the last sale price unless there is no timely sale price, in which event an average of current bids and offers provided by market makers is used.

Money market securities are valued on the basis of amortized cost, which involves valuing a portfolio instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.

If events occur that are expected to materially affect the value of a Fund's portfolio securities, the Fund's Board may value such securities at their fair value. The Boards have delegated this responsibility to a pricing committee, subject to their review and supervision. Events that may materially affect the value of portfolio securities include events affecting specific issuers (e.g., a halt in trading of the securities of an issuer on an exchange during the trading day or a company report or announcement regarding earnings or a merger) or events affecting securities markets generally (e.g., market volatility, including a substantial upward or downward movement of the U.S. markets, economic or political news or a natural disaster).

The Funds' use of fair value pricing is designed to ensure that each Fund's net asset value reflects the value of its underlying portfolio securities as accurately as possible. There can be no assurance, however, that a fair valuation used by a Fund on any given day will more accurately reflect the market value of a security or securities than the market price of such security or securities on that day.

The per share net asset value of Class A shares generally will be higher than the per share net asset value of Class C, reflecting the higher daily expense accruals of Class C shares. It is expected, however, that the per share net asset value of the classes will tend to converge (although not necessarily meet) immediately after the payment of dividends or distributions. Dividends and distributions will differ by the appropriate amount of the expense accrual differences between the classes.

DIVIDENDS, CAPITAL GAINS AND TAXES

The Funds distribute their net investment income annually.

For each Fund, distributions of any net realized capital gains for a fiscal year are paid in December, following the November 30th fiscal year-end.

You may elect to receive all or any part of your dividends and/or capital gains distributions in cash, shares of your Fund, or shares of the same class of another Fund. Unless you elect otherwise, your dividends and capital gains distributions will be reinvested in shares of the same Fund. Any dividend or distribution of less than $10.00 must be reinvested. If you elect to receive dividends and/or capital gain distributions in cash and the postal or other delivery service is unable to deliver checks to your address of record, your distribution option will automatically be converted to having all dividend and other distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed dividend or other distribution checks.

You will pay tax on dividends and capital gains distributions from the Funds whether you receive them in cash, additional shares or shares of another fund. If you redeem Fund shares or exchange them for shares of another Fund, any gain on the transaction may be subject to tax. The Funds intend to make distributions that will be taxed either as ordinary income or capital gains. Certain dividend income, including dividends received from qualifying foreign corporations, and long-term capital gain are eligible for taxation at a reduced rate that applies to non-corporate shareholders. To the extent that a Fund's distributions are derived from qualifying dividend income and long-term capital gains, such distributions will be eligible for taxation at the reduced rate.

If you are neither a lawful permanent resident nor a citizen of the U.S. or if you are a foreign entity, the Funds' ordinary income dividends will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies.

Dividends and interest received by the Funds may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. However, it is unlikely that a credit or deduction will be available to shareholders with respect to such taxes.

By law, your dividends of ordinary income, capital gains, distributions and redemption proceeds will be subject to a withholding tax if you have not provided a taxpayer identification number or social security number or if the number you have provided is incorrect.

WHO MANAGES THE FUNDS?

Sentinel manages the Funds' investments and their business operations under the overall supervision of the Board of Directors of Sentinel Group Funds, Inc. Sentinel has the responsibility for making all investment decisions for the Funds, except where it has retained a subadvisor to make the investment decisions for a Fund.

Sentinel is a partnership of affiliates of National Life Insurance Company and The Penn Mutual Life Insurance Company. Its principal business address is National Life Drive, Montpelier, Vermont 05604.

PORTFOLIO MANAGERS

Sentinel's staff is organized as six teams. The International Team is headed by Katherine Schapiro. The Large-Cap Growth Team is headed by Elizabeth R. Bramwell. The Large-Cap Blend Team is headed by Daniel J. Manion. The Mid-Cap Growth Team is headed by Robert L. Lee. The Small-Cap Team is headed by Charles
C. Schwartz. The Fixed-Income Team is headed by Thomas H. Brownell. All of the teams include additional portfolio managers and a number of analysts.

The following individuals are the Funds' portfolio managers:

CAPITAL GROWTH FUND

Ms. Bramwell manages the Capital Growth Fund. Ms. Bramwell has been associated with Sentinel since 2006 and has managed the Fund or its predecessor since its inception in 1994. Prior to joining Sentinel, Ms. Bramwell was the Chief Executive Officer of Bramwell Capital Management, Inc., which she founded in 1994, and the Chair, President and Chief Investment Officer of The Bramwell Funds, Inc. Ms. Bramwell holds the Chartered Financial Analyst designation.

GROWTH LEADERS FUND

Ms. Bramwell manages the Growth Leaders Fund. Ms. Bramwell has been associated with Sentinel since 2006 and has managed the Fund or its predecessor since its inception in 1999. Prior to joining Sentinel, Ms. Bramwell was the Chief Executive Officer of Bramwell Capital Management, Inc., which she founded in 1994, and the Chair President and Chief Investment Officer of The Bramwell Funds, Inc. Ms. Bramwell holds the Chartered Financial Analyst designation.

SUPPLEMENTAL PERFORMANCE INFORMATION

Prior to forming Bramwell Capital Management, Inc., Ms. Bramwell was President, Chief Investment Officer, Portfolio Manager and a Trustee of The Gabelli Growth Fund from its inception, April 10, 1987, through February 9, 1994. The cumulative total return for The Gabelli Growth Fund from its inception through December 31, 1993 was 184%. At December 31, 1993, that fund had $695 million in net assets. As President and Chief Investment Officer of The Gabelli Growth Fund, Ms. Bramwell had full discretionary authority over the selection of investments for, and was primarily responsible for the day-to-day management of that fund. Average annualized total returns for the one-year, three-year and five-year periods ended December 31, 1993 and for the entire period during which Ms. Bramwell managed that fund compared with the performance of the S&P 500 Index were:

Average Annualized Total Returns          The Gabelli
Period Ended 12/31/93                  Growth Fund(1,2)     S&P 500 Index(3)
--------------------------------------------------------------------------------
One Year                                     11.3%                10.1%
Three Years                                  16.0%                15.6%
Five Years                                   16.5%                14.6%
Inception through February 9, 1994           16.6%                10.8%

(1) Average annualized total return reflects changes in share prices and reinvestment of dividends and distributions and is net of all actual fees and expenses incurred by The Gabelli Growth Fund.

(2) The expense ratio of The Gabelli Growth Fund was capped at 2.00% for the period April 10, 1987 to December 31, 1987 (reflecting annualized reimbursement of expenses of 4.45%) and was capped at 2.30% for the 1988 calendar year, reflecting reimbursement of expenses of 2.08%. Thereafter, the expense ratio declined to 1.85% in 1989, 1.50% in 1990, 1.45% in 1991, 1.41% in 1992, 1.41% in
1993, and 1.36% in 1994, reflecting, in general, economies of scale associated with an increase in assets under management. Using the expense ratio of the Bramwell Growth Fund, the predecessor to the Capital Growth Fund, for the fiscal year ending June 30, 2005 of 1.69%, The Gabelli Growth Fund performance portrayed above would be higher in those time periods in which its expense ratio was less than 1.69% and lower in those time periods in which its expense ratio was more than 1.69%.

(3) The S&P 500 Index is an unmanaged index of common stocks that is considered to be generally representative of the United States stock market. The Index is adjusted to reflect reinvestment of dividends.

Historical performance is not indicative of future performance. Although the Capital Growth Fund's objectives, policies and strategies are substantially similar to those of the Gabelli Growth Fund during the periods above, the Gabelli Growth Fund is a separate fund and its historical performance is not indicative of the future performance of the Capital Growth Fund. Share prices and investment returns will fluctuate reflecting market conditions, as well as changes in company-specific fundamentals of portfolio securities.

The Funds' Statement of Additional Information provides additional information about her compensation, the other accounts she manages and her ownership of securities in the Funds.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand each Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in each Fund, assuming reinvestment of all dividends and distributions. Financial highlights for the Capital Growth and Growth Leaders Funds prior to March _____, 2006 are based on the historical financial highlights of the predecessor Bramwell Growth and Bramwell Focus Funds, respectively. This information has for each period, except the six-month period ended December 31, 2005, has been audited by ______________________.

   [INSERT FINANCIAL HIGHLIGHTS FROM BRAMWELL FUNDS' 2005 SEMI ANNUAL REPORT]

                               THE SENTINEL FUNDS

SHAREHOLDER REPORTS

Additional information about the Funds' investments will be available in the Funds' annual and semi-annual reports to shareholders. In the Funds' annual report you will find a discussion of the market conditions and investment strategies that significantly affected investment performance of each of the Funds during its last fiscal year. You may obtain copies of these reports at no cost by calling 1-800-282-FUND (3863).

The Funds will send you one copy of each shareholder report and certain other mailings, regardless of the number of Sentinel Fund accounts you have. To receive separate shareholder reports for each account at no cost, call 1-800-282-FUND (3863).

STATEMENT OF ADDITIONAL INFORMATION

The Funds' Statement of Additional Information contains further information about the Funds, including a description of the Funds' policies and procedures with respect to the disclosure of the Funds' portfolio securities, and is incorporated by reference (legally considered to be part of this Prospectus). You may request a free copy by writing the Funds at the address shown below or by calling 1-800-282-FUND (3863). Please contact your registered representative or the Funds if you have any questions.

The Funds' Statement of Additional Information is also available at the Funds' website at www.sentinelfunds.com. Information about the Funds (including the Statement of Additional Information) can also be reviewed and copied at the SEC's Public Reference Room at 100 F. Street, N.E., Washington, D.C. 20549. Call 1-202-942-8090 for information on the operation of the public reference room. This information is also available on the SEC's internet site at www.sec.gov and copies may be obtained upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.

YOU SHOULD RELY ONLY ON THE INFORMATION CONTAINED IN THIS PROSPECTUS. NO ONE IS AUTHORIZED TO PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT.

THE SENTINEL FUNDS
One National Life Drive
Montpelier, VT 05604

INVESTMENT ADVISOR                 COUNSEL
Sentinel Advisors Company          Sidley Austin
One National Life Drive            Brown & Wood LLP
Montpelier, VT                     787 Seventh Avenue
05604                              New York, NY 10019

PRINCIPAL                          INDEPENDENT REGISTERED
UNDERWRITER                        PUBLIC ACCOUNTING FIRM
Sentinel Financial                 [                     ]
Services Company
One National Life Drive
Montpelier, VT 05604

TRANSFER AGENT,                    CUSTODIAN AND DIVIDEND
SHAREHOLDER SERVICING AGENT AND    PAYING AGENT
ADMINISTRATOR
Sentinel Administrative            State Street Bank & Trust Company
Services Company                   801 Pennsylvania Avenue
One National Life Drive*           Kansas City, MO  64105
Montpelier, VT 05604
800-282-FUND (3863)

*ALL MAIL AND CORRESPONDENCE SHOULD BE SENT TO:
Sentinel Administrative Services Company
P.O. Box 1499
Montpelier, VT 05601-1499



Investment Company Act file #811- 00214.

THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO PURCHASE THESE SECURITIES.

                       STATEMENT OF ADDITIONAL INFORMATION

                                 MARCH ___, 2006

                               THE SENTINEL FUNDS
                               NATIONAL LIFE DRIVE
                            MONTPELIER, VERMONT 05604
                              (800) 282-FUND (3863)

Sentinel Capital Growth Fund ("Capital Growth Fund")
Sentinel Growth Leaders Fund ("Growth Leaders Fund")

Each of the Capital Growth and Growth Leaders Funds (collectively, "Funds') are series of Sentinel Group Funds, Inc. ("Company"), which is an open-end investment company that continuously offers its shares to investors. The Capital Growth Fund is diversified and Growth Leaders Fund is non-diversified. The Funds are described in a Prospectus dated March __, 2006 ("Prospectus"). Each of the Funds has different investment objectives and risk characteristics.

Sentinel Advisors Company ("Advisor") acts as the investment advisor to the Funds. Shares of the Funds are distributed by Sentinel Financial Services Company ("SFSC"). Both the Advisor and SFSC are partnerships of indirectly wholly owned subsidiaries of the National Life Holding Company ("NL Holding") and The Penn Mutual Life Insurance Company ("Penn Mutual").

This Statement of Additional Information is not a Prospectus and should be read in conjunction with the Prospectus. The Prospectus, which has been filed with the Securities and Exchange Commission ("SEC"), can be obtained upon request and without charge by writing to the Funds at the above address, or by calling 1-800-282-FUND (3863). The financial statements of the Funds' predecessor Bramwell Focus and Bramwell Growth Funds that are included in the Annual Report dated June 30, 2005 and Semi-Annual Report dated December 31, 2005 have been incorporated by reference into this Statement of Additional Information. These Annual and Semi-Annual Reports can be obtained in the same way as the Prospectus of the Funds. This Statement of Additional Information has been incorporated by reference into the Prospectus.

                                TABLE OF CONTENTS

PAGE

THE FUNDS......................................................................3
FUNDAMENTAL INVESTMENT POLICIES................................................4
NON-FUNDAMENTAL INVESTMENT POLICIES............................................4
ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES AND RISKS...................5
MANAGEMENT OF THE FUNDS.......................................................10
PORTFOLIO MANAGERS............................................................15
PRINCIPAL SHAREHOLDERS........................................................16
THE INVESTMENT ADVISOR........................................................16
PROXY VOTING PROCEDURES.......................................................17
PRINCIPAL UNDERWRITER.........................................................18
THE DISTRIBUTION PLANS........................................................19
THE FUND SERVICES AGREEMENTS..................................................20
PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS..............................20
PORTFOLIO TURNOVER............................................................21
CAPITALIZATION................................................................22
HOW TO PURCHASE SHARES AND REDUCE SALES CHARGES...............................22
ISSUANCE OF SHARES AT NET ASSET VALUE.........................................22
DETERMINATION OF NET ASSET VALUE..............................................22
TAXES    .....................................................................23
SHAREHOLDER SERVICES..........................................................26
REGULATORY MATTERS............................................................27
GENERAL INFORMATION...........................................................27
FINANCIAL STATEMENTS..........................................................28
APPENDIX A:  Proxy Voting Procedures.........................................A-1

THE FUNDS

Originally incorporated in the State of Delaware on December 5, 1933 as Group Securities, Inc., the Company became a Maryland corporation on February 28, 1973. On November 30, 1973, the Company's name was changed to USLIFE Funds, Inc. On September 30, 1976, the Company's name was changed to Sentinel Group Funds, Inc.

On March 31, 1978, Sentinel Bond Fund, Inc. (formerly Sentinel Income Fund, Inc.) and Sentinel Growth Fund, Inc., both managed, open-end, diversified investment companies incorporated in Maryland on October 24, 1968, were merged into the Company as separate classes of stock. On March 27, 1986, the Board of Directors created, as a new class of stock of the Company, the Government Securities Fund. The Board of Directors created the Tax-Free Income Fund as a new class of the Company's stock on June 14, 1990.

On March 1, 1993, the Company completed the acquisition of substantially all of the assets of eight ProvidentMutual Funds, and Sentinel Cash Management Fund, Inc., ("SCMF") in exchange solely for common stock of the corresponding Funds of the Company that acquired such assets. In order to facilitate the acquisitions, on August 13, 1992 the Board of Directors authorized the creation of three new classes of stock of the Company, namely, the Small Company, International Equity and U.S. Treasury Money Market Funds. From March 1, 1993 to March 29, 1994, the Small Company Fund's name was Sentinel Aggressive Growth Fund, and from March 29, 1994 to March 31, 1997, the Small Company Fund's name was Sentinel Emerging Growth Fund. Prior to March 31, 1999, the Mid Cap Growth Fund's name was Sentinel Growth Fund. Also on March 1, 1993, the Investment Advisory Agreement between the Company and Sentinel Advisors, Inc., which was at that time an indirectly wholly-owned subsidiary of the National Life Insurance Company ("National Life"), and the Distribution Agreement between the Company and Equity Services, Inc. ("ESI"), which was at that time an indirect wholly-owned subsidiary of National Life, terminated, and were replaced by the advisory and distribution arrangements with the Advisor and SFSC, respectively.

On March 27, 1995, the Company completed the acquisition of substantially all of the assets of seven funds of The Independence Capital Group of Funds, Inc., in exchange solely for common stock of the corresponding Funds of the Company that acquired such assets. In order to facilitate the acquisitions, on December 15, 1994, the Board of Directors authorized the creation of two new classes of stock of the Company, namely, the New York Tax-Free Income and Short Maturity Government Funds. From March 27, 1995 to February 3, 1997, the Short Maturity Government Fund's name was Sentinel Short-Intermediate Government Fund.

On March 14, 1997, the Board of Directors of the Company authorized the creation of the High Yield Bond Fund as a new series of the Company. On June 10, 1999, the Board of Directors of the Company authorized the creation of the Growth Index Fund as a new series of the Company. On December 9, 1999, the Board of Directors of the Company authorized the creation of the Flex Cap Opportunity Fund as a new series of the Company. Prior to July 1, 2002, the International Equity Fund was known as the World Fund. On December 12, 2002, the Board of Directors of the Company authorized the creation of the Capital Markets Income Fund as a new series of the Company. On December 11, 2003, the Board of Directors of the Company authorized the creation of the Core Mid Cap Fund as a new series of the Company.

Effective at the close of the market on September 23, 2005, the Bond, Core Mid Cap and Growth Index Funds reorganized into the Government Securities, Mid Cap Growth and Flex Cap Opportunity Funds, respectively, and the Flex Cap Opportunity Fund changed its name to the Capital Opportunity Fund.

On November 14, 2005, the Board of Directors of the Company authorized the creation of the Capital Growth Fund and Growth Leaders Fund as new series of the Company. Effective at the close of the market on March ____, 2006, the Bramwell Growth and Bramwell Focus Funds reorganized into the Capital Growth Fund and Growth Leaders Funds, respectively.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies may not be changed without the approval of a majority of the outstanding shares. A vote of a majority of the outstanding shares for this purpose means the affirmative vote of the lesser of (1) 67% of shares present if more than 50% of the outstanding shares of the Fund are present in person or by proxy or (2) more than 50% of the outstanding shares of the Fund.

Each Fund's principal investment objective is a fundamental investment policy and the additional fundamental investment policies are listed below. Each Fund may not:

o Borrow except from banks in an amount up to 5% of a Fund's total assets for temporary or emergency purposes or to meet redemption requests that might otherwise require the untimely disposition of securities;
o     Purchase securities on margin;
o     Deal in real estate;
o     Act as an underwriter of securities issued by others;
o Purchase from or sell to any officer, director or employee of the Corporation, the Advisor, SFSC or a subadvisor (or any of their officers or directors) any securities other than Fund shares;
o Invest in oil, gas or other mineral exploration or development programs or leases;
o Invest more than 5% of its net assets in warrants valued at the lower of cost or market, or more than 2% of its net assets in warrants that are not listed on either the New York Stock Exchange or the American Stock Exchange;
o     Invest for the purposes of exercising control or management; or
o     Make short sales of securities.

The Capital Growth Fund also:

o May not invest more than 25% of its assets in securities of companies within a single industry;
o May not, with respect to 75% of its total assets, purchase securities of any issuer (except securities issued or guaranteed by the U.S. government or its agencies or instrumentalities) if, as a result, (a) more than 5% of the Fund's total assets would be invested in the securities of that issuer or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer;
o     May not invest in restricted securities;
o     May not invest in illiquid securities; and
o May not invest more than 5% of its assets in a single issuer other than securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, including mortgage-backed securities.

The Growth Leaders Fund also:

o May not invest more than 25% in securities of companies within a single industry;
o     May not invest in restricted securities; and
o     May not invest in illiquid securities.

NON-FUNDAMENTAL INVESTMENT POLICIES

Non-fundamental investment policies are established and made be changed by the Board of Directors. The following are the Funds' non-fundamental investment policies.

To the extent a Fund invests in these derivatives, it will observe the following limitations:

o It may not hold more than 5% of its total assets in the aggregate in options on individual securities, options on securities indices, and futures contracts.
o It will buy options on individual securities only to hedge underlying securities that are owned by the Fund, or to close out transactions in options written.
o It will sell options on individual securities only to generate additional income on securities that are owned by the Fund, or to close out transactions in options purchased.
o It will sell options on securities indices or futures on securities indices only to hedge portfolio risks, or to close out positions in such index options or futures that had previously been purchased. As such, a Fund shall not sell such index options or futures with aggregate notional amounts in excess of that Fund's exposure to the market or sector covered by such index option or future.

o It will purchase options on securities indices or futures on securities indices only in anticipation of buying securities related to the index, or to close out positions in such index options or futures that the Fund had previously sold. In purchasing such index options or futures, it must set aside cash or short-term money market investments so as to ensure that the purchase of such index options or futures does not result in leveraging the Fund's portfolio.
o When entering into swap agreements, it will segregate cash or appropriate liquid securities in an amount equal to its obligations under swap agreements; when an agreement provides for netting of the payments by the two parties, the Fund will segregate only the amount of its net obligation, if any.
o When transacting in OTC derivatives involving counterparty risk, it will deal only with counterparties that meet appropriate credit guidelines, and will limit exposure to any counterparty such that the sum of the value of all portfolio securities held by the Fund of which the issuer is the counterparty or an affiliate of the counterparty, plus the exposure to the counterparty in respect of the OTC options, does not exceed 5% of the total assets of the Fund.

The Capital Growth Fund

o     May not invest more than 5% of its total assets in derivative positions;
o May invest up to 100% of its assets in cash, commercial paper, high-grade bonds, or cash equivalents for temporary defensive reasons if the Fund's investment advisor believes that adverse market or other conditions warrant; and
o     May not invest more than 25% of its net assets in repurchase agreements.

The Growth Leaders Fund:

o     May not invest more than 5% of its total assets in derivative positions;
o May invest up to 100% of its assets in cash, commercial paper, high-grade bonds, or cash equivalents for temporary defensive reasons if the Fund's investment advisor believes that adverse market or other conditions warrant; and
o     May not invest more than 25% of its net assets in repurchase agreements.

Fundamental and non-fundamental investment policies are considered at the time that portfolio securities are purchased. If a percentage restriction is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in asset value will not constitute a violation of the restriction.

ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES AND RISKS

REPURCHASE AGREEMENTS. Each of the Funds to a limited extent may enter into repurchase agreements with selected banks and broker-dealers under which the Fund purchases securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities ("U.S. Government Securities") and agrees to resell the securities at an agreed upon time and at an agreed upon price. The difference between the amount a Fund pays for securities and the amount it receives upon resale is interest income to a Fund. Failure of the seller to repurchase the securities as agreed may result in a loss to a Fund if the market value of the securities has fallen to less than the repurchase price. In the event of such a default, a Fund may also experience certain costs and be delayed or prevented from recovering or liquidating the collateral securities, which could result in further loss to a Fund. The Funds will use repurchase agreements as a means of making short-term investments of seven days or less and in aggregate amounts of not more than 25% of the net assets of the Fund. All repurchase agreements used by the Funds will provide that the value of the collateral underlying the repurchase agreement always will be at least equal to 102% of the repurchase price. The Advisor will monitor on a continuing basis the creditworthiness of all parties with which it might enter into repurchase agreements and will enter into repurchase agreements only if it determines that the credit risk of such a transaction is minimal.

DERIVATIVE TRANSACTIONS

GENERAL. The Funds may (a) purchase and sell exchange traded and OTC put and call options on equity securities and indices of equity securities, (b) purchase and sell futures contracts on indices of equity securities, and (c) other securities that replicate the performance of specific "baskets" of stocks.

Each of these Funds may utilize options and futures contracts to manage its exposure to changing interest rates and/or security prices. Some options and futures strategies, including selling futures contracts and buying puts, tend to hedge a Fund's investments against price fluctuations. Other strategies, including buying futures contracts, writing puts and calls, and buying calls, tend to increase market exposure.

The use of options and futures is a highly specialized activity which involves investment strategies and risks different from those associated with ordinary portfolio securities transactions, and there can be no guarantee that their use will increase a Fund's return. While the use of these instruments by a Fund may reduce certain risks associated with owning its portfolio securities, these techniques themselves entail certain other risks. If the Advisor applies a strategy at an inappropriate time or judges market conditions or trends incorrectly, options and futures strategies may lower a Fund's return. Certain strategies limit a Fund's possibilities to realize gains as well as limiting its exposure to losses. A Fund could also experience losses if the prices of its options and futures positions were poorly correlated with its other investments, or if it could not close out its positions because of an illiquid secondary market. In addition, a Fund will incur transaction costs, including trading commissions and option premiums, in connection with its futures and options transactions and these transactions could significantly increase the Fund's turnover rate.

No Fund may purchase or sell derivative instruments if, as a result, the aggregate initial margin and options premiums required to establish these positions exceed 5% of the total assets of such Fund.

PURCHASING PUT OPTIONS. By purchasing a put option, a Fund obtains the right (but not the obligation) to sell the instrument underlying the option at a fixed strike price. In return for this right, the Fund pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indexes of securities, and indexes of securities prices. A Fund may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. A Fund may also close out a put option position by entering into an offsetting transaction, if a liquid market exists. If the option is allowed to expire, the Fund will lose the entire premium it paid. If a Fund exercises a put option on a security, it will sell the instrument underlying the option at the strike price. If a Fund exercises an option on an index, settlement is in cash and does not involve the actual sale of securities. If an option is American Style, it may be exercised on any day up to its expiration date. A European style option may be exercised only on its expiration date.

The buyer of a typical put option can expect to realize a gain if the price of the underlying instrument falls substantially. However, if the price of the instrument underlying the option does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).

The Funds may purchase put options, but will not sell, or write, put options on individual securities, except to close out put options previously purchased.

SELLING (WRITING) CALL OPTIONS. The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the instrument underlying the option at the option's strike price. A call buyer typically attempts to participate in potential price increases of the instrument underlying the option with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if the underlying security price does not rise sufficiently to offset the cost of the option. The Funds will not purchase call options on individual securities, except to close out call options previously sold, but may sell, or write, call options on individual securities.

Writing a call option obligates a Fund to sell or deliver the option's underlying instrument in return for the strike price upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium a call writer offsets part of the effect of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

The writer of an exchange traded put or call option on a security, an index of securities or a futures contract is required to deposit cash or securities or a letter of credit as margin and to make mark-to-market payments of variation margin as the position becomes unprofitable.

OPTIONS ON INDICES. Each Fund that is permitted to enter into options transactions may purchase and sell (write) put and call options on any securities index based on securities in which the Fund may invest. Options on securities indices are similar to options on securities, except that the exercise of securities index options is settled by cash payment and does not involve the actual purchase or sale of securities. In addition, these options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. A Fund, in purchasing or selling index options, is subject to the risk that the value of its portfolio securities may not change as much as an index because the Fund's investments generally will not match the composition of an index.

For a number of reasons, a liquid market may not exist and thus a Fund may not be able to close out an option position that it has previously entered into. When a Fund purchases an OTC option, it will be relying on its counterparty to perform its obligations, and a Fund may incur additional losses if the counterparty is unable to perform.

FUTURES CONTRACTS. When a Fund purchases a futures contract, it agrees to purchase a specified quantity of an underlying instrument at a specified future date or to make a cash payment based on the value of a securities index. When a Fund sells a futures contract, it agrees to sell a specified quantity of the underlying instrument at a specified future date or to receive a cash payment based on the value of a securities index. The price at which the purchase and sale will take place is fixed when a Fund enters into the contract. Futures can be held until their delivery dates or the position can be (and normally is) closed out before then. There is no assurance, however, that a liquid market will exist when a Fund wishes to close out a particular position.

When a Fund purchases a futures contract, the value of the futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a Fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a Fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the value of the underlying instrument. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument has been sold.

The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, when a Fund buys or sells a futures contract it will be required to deposit "initial margin" with its custodian in a segregated account in the name of its futures broker, known as a futures commission merchant ("FCM"). Initial margin deposits are typically equal to a small percentage of the contract's value. If the value of either party's position declines, that party will be required to make additional "variation margin" payments equal to the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. A Fund may be obligated to make payments of variation margin at a time when it is disadvantageous to do so. Furthermore, it may not always be possible for a Fund to close out its futures positions. Until it closes out a futures position, a Fund will be obligated to continue to pay variation margin. Initial and variation margin payments do not constitute purchasing on margin for purposes of the Fund's investment restrictions. In the event of the bankruptcy of an FCM that holds margin on behalf of a Fund, the Fund may be entitled to return of margin owed to it only in proportion to the amount received by FCM's other customers, potentially resulting in losses to the Fund.

Each Fund will segregate liquid assets in connection with its use of options and futures to the extent required by the staff of the Securities and Exchange Commission. Securities held in a segregated account cannot be sold while the futures contract or option is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that segregation of a large percentage of a Fund's assets could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

CORRELATION OF PRICE CHANGES. Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized options and futures contracts available will not match a Fund's current or anticipated investments exactly. A Fund may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which it typically invests, which involves a risk that the options or futures position will not track the performance of the Fund's other investments.

Options and futures contracts prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match the Fund's investments well. Options and futures contracts prices are affected by such factors as current and anticipated short term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation also may result from differing levels of demand in the options and futures markets and the securities markets, structural differences in how options and futures and securities are traded, or imposition of daily price fluctuation limits or trading halts. A Fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a Fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

LIQUIDITY OF OPTIONS AND FUTURES CONTRACTS. There is no assurance a liquid market will exist for any particular options or futures contract at any particular time, even if the contract is traded on an exchange. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts and may halt trading if a contract's price moves up or down more than the limit on a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for a Fund to enter into new positions or close out existing positions. If the market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and could potentially require a Fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a Fund's access to other assets held to cover its options or futures positions also could be impaired.

SWAPS. Swaps are privately negotiated over-the-counter derivative products in which two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities and a particular "notional amount". Swaps may involve an interest rate (fixed or floating), a commodity price index, and a security, securities index or a combination thereof. A great deal of flexibility is possible in the way the products may be structured, with the effect being that the parties may have exchanged amounts equal to the return on one rate, index or group of securities for another. For example, in a simple fixed-to-floating interest rate swap, one party makes payments equivalent to a fixed interest rate, and the other make payments equivalent to a specified interest rate index. The Funds will enter into swaps only within the internal limitations specified below.

SWAPS ARE CREDIT-INTENSIVE PRODUCTS. A Fund that enters into a swap transaction bears the risk of default (i.e., nonpayment) by the other party to the swap. The internal limitation below which deals with counterparty risk is intended to reduce this risk to the extent reasonably practicable, but it cannot eliminate entirely the risk that a counterparty to a swap, or another OTC derivative, will default. Consistent with current market practices, a Fund will generally enter into swap transactions on a net basis, and all swap transactions with the same party will be documented under a single master agreement to provide for a net payment upon default. In addition, a Fund's obligations under an agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued, but unpaid, net amounts owed to the other party to a master agreement will be covered by the maintenance of a segregated account consisting of cash or liquid securities.

Interest rate and total return swaps generally do not involve the delivery of securities, other underlying assets, or principal. In such case, if the other party to an interest rate or total return swap defaults, a Fund's risk of loss will consist of the payments that a Fund is contractually entitled to receive from the other party. If there is a default by the other party, a Fund may have contractual remedies under the agreements related to the transaction.

POSITION LIMITS. Futures exchanges can limit the number of futures and options on futures contracts that can be held or controlled by an entity. If an adequate exemption cannot be obtained, a Fund or the Advisor may be required to reduce the size of its futures and options positions or may not be able to trade a certain futures or options contract in order to avoid exceeding such limits.

COMMODITY POOL OPERATOR. The use of derivative instruments is subject to applicable regulations of the Commodity Futures Trading Commission ("CFTC"). The Funds have filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" in accordance with Rule 4.5 under the Commodity Exchange Act ("CEA") and, therefore, are not subject to registration or regulation by the CFTC as a commodity pool operator under the CEA.

ASSET COVERAGE FOR FUTURES CONTRACTS AND OPTIONS. The Funds will comply with guidelines established by the SEC with respect to coverage of options and futures contracts by mutual funds, and if the guidelines so require, will set aside appropriate liquid assets in a segregated custodial account in the amount prescribed. Securities held in a segregated account cannot be sold while the futures contract or option is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that segregation of a large percentage of a Fund's assets could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

ADDITIONAL RISK FACTORS OF OTC TRANSACTIONS. Derivatives traded in OTC markets, including swaps and OTC options, involve substantial liquidity risk. The absence of liquidity may make it difficult or impossible for the Fund to sell such instruments promptly at an acceptable price. The absence of liquidity may also make it more difficult for the Fund to ascertain a market value for such instruments. Because derivatives traded in OTC markets are not guaranteed by an exchange or clearing corporation and generally do not require payment of margin, to the extent that the Fund has unrealized gains in such instruments or has deposited collateral with its counterparty the Fund is at risk that its counterparty will become bankrupt or otherwise fail to honor its obligations.

EXCHANGE-TRADED FUNDS. Exchange-traded funds ("ETF") represent shares of ownership in mutual funds or unit investment trusts ("UIT"), that hold portfolios of securities that closely track the performance and dividend yield of specific domestic or foreign market indices. An index-based ETF seeks to track the performance of a particular index by holding in its portfolio either the contents of the index or a representative sample of the securities in the index. Unlike typical open-end mutual funds or UITs, ETFs do not sell or redeem their individual shares at net asset value ("NAV"). Instead, ETFs sell and redeem their shares at NAV only in large blocks (such as 50,000 shares). In addition, national securities exchanges list ETF shares for trading, which allows investors to purchase and sell individual ETF shares among themselves at market prices throughout the day. ETFs therefore possess characteristics of traditional open-end mutual funds and UITs, which issue redeemable shares, and of closed-end mutual funds, which generally issue shares that trade at negotiated prices on national securities exchanges and are not redeemable.

INITIAL PUBLIC OFFERINGS. From time to time, the Advisor may invest for a client in securities being offered in an initial or secondary public offering ("IPO"), if the Advisor believes the investment is appropriate and desirable for that client. In making this judgment, the Advisor may consider, among other things, the client's investment objectives, restrictions and tax circumstances; the client's tolerance for risk and high portfolio turnover; the nature, size and investment merits of the IPO; the size of the client's account, cash availability, other holdings, asset allocation and other current or expected competing investment opportunities that may be available for the account; if the Advisor contemplates holding the investment for the client's account, as opposed to immediately selling it, whether a meaningful position in the IPO securities could be obtained for the account; and expected transaction, custodial and other costs to the client in making the investment. The Advisor also may consider the number and nature of the account's past participation in IPOs and any indicators of the client's contribution to the availability of the particular investment opportunity or IPO investment opportunities generally, including the amount of brokerage commissions and underwriter compensation generated by the client account. After weighing these and other relevant factors, the Advisor may decide to invest in a particular IPO for some but not all clients, or for no clients. IPO investments made may be in amounts that are not equal or proportionate to the participating account's asset size. The Advisor may make different investment decisions for different clients about the same IPO.

A Fund or other client's access to profitable IPOs may be limited. Investing in IPOs is risky, and the prices of stocks purchased in IPOs tend to fluctuate more widely than stocks of more established companies. In addition, when a Fund or other client account is small, profitable IPOs may greatly increase the Fund or account's total return, but the same level of performance is not likely to be achieved when an account grows larger.

"Hot issues" are IPOs that trade at a premium when secondary market trading begins. Typically, the demand for "hot issues" exceeds the supply, and the amount of any "hot issue" IPO made available to an investment manager like the Advisor is usually limited. In addition, IPO underwriters tend to offer "hot issues" on a priority basis to investors that have invested or are likely to invest in other offerings underwritten by the same firm or that have executed a significant volume of trades through the firm.

SECURITIES LENDING PROGRAM. In the Funds' securities lending program, a Fund may lend securities to broker-dealers and other institutional borrowers that meet credit requirements and other criteria. Typically, the criteria include that the borrower pledges to the Fund cash collateral (or other approved high quality collateral) in an amount at least equal to 100% of the market value of the securities loaned (with such collateralization determined by the securities lending agent on a daily basis and adjusted accordingly). The securities lending agent pays to the Fund a negotiated percentage of the interest earned on investments of cash collateral and of the lending fee paid by the borrower (when non-cash collateral is pledged by the borrower). In determining whether to lend securities to a particular broker-dealer or institutional borrower, the securities lending agent will generally consider, and during the period of the loan will monitor, all relevant facts and circumstances of the securities loan including the creditworthiness of the borrower. The Fund retains the authority to terminate a securities loan. The Fund pays reasonable administrative and custodial fees in connection with each securities loan, and a negotiated portion of the interest earned on the investment of the cash collateral first to the borrower (as a rebate) and, to the extent of any remaining earned interest, a negotiated percentage to the securities lending agent. The Fund receives from the borrower amounts equivalent to any dividends, interest, or other distributions while the securities are on loan ("substitute payments"). Substitute payments are not be treated as either dividends or interest received with respect to the underlying stocks or securities lent for federal income tax purposes. The Fund retains certain ownership rights as to the loaned securities (such as voting and subscription rights, and rights to dividends, interest, or other distributions) when retaining such rights is considered to be in the Fund's best interest. The cash collateral received from each borrower will be invested by the securities lending agent in high-quality investments (including money market instruments and repurchase agreements). Such investments may include investments in mutual funds or similar investment companies that are affiliated with the securities lending agent or the Fund's custodian, subject to compliance with all applicable laws, regulations and orders.

FOREIGN SECURITIES. Before foreign securities are purchased, the differences between them and U.S. securities are considered. This includes possible differences in taxation, regulation, trading volume and currency controls, the possibility of expropriation and lack of uniform accounting and reporting standards. While there may be investment opportunities in foreign securities, there also may be investment risks not usually associated with U.S. securities.

MANAGEMENT OF THE FUNDS

The officers of the Company run the day-to-day operations of the Funds under the supervision of the Company's Board of Directors ("Board"), which consist of the eleven individuals ("Directors"). The Advisor, under agreements with the Company, supervises and assists in the management of the Funds and the purchase and sale of securities. See "The Investment Advisor", below.

During the fiscal year ended November 30, 2005, the Audit, Compliance and Pricing Committee ("Audit Committee") of the Board, which is comprised of four non-interested Directors, held six meetings. The Audit Committee reviews reports by management and the independent auditor relating to the integrity of the Funds' financial reporting process and their internal controls, and, as appropriate, the internal controls of certain service companies; is directly responsible for the appointment, compensation, retention and oversight of the Funds' independent auditor; oversees the quality, clarity and objectivity of the Funds' financial statements and the independent audit thereof; provides an avenue of communication among the Board, management, and the independent auditor; acts as a liaison between the Board and the Chief Compliance Officer of the Funds ("CCO"), and monitors the performance by the CCO of the CCO's responsibilities under the procedures approved by the Board pursuant to Rule 38a-1 under the Investment Company Act; oversees the procedures utilized for the valuation of portfolio securities owned by the Funds; and oversees the conflicts review process. The Board has adopted a written charter for the Audit Committee of the Board.

The Governance, Contracts and Nominating Committee ("Governance Committee") of the Board held five meetings during the fiscal year ended November 30, 2005. With respect to governance matters, the Governance Committee reviews board governance practices and procedures, board committee assignments and responsibilities, director compensation and director self-assessment. With respect to nominations of independent directors, the Governance Committee reviews the composition of the Board, considers nominations for independent director membership on the Board and evaluates candidates' qualifications for Board membership and their independence from the Funds' investment advisors and other principal service providers. When considering nominations, each Committee may consider referrals from a variety of sources, including current directors, management of the Funds, the Funds' legal counsel and shareholders who submit nominations in accordance with any procedures specified in the Funds' communications to shareholders. In its evaluation of potential nominees, the Governance Committee may consider such factors as it deems appropriate, including the contribution that the person can make to the Board, with consideration being given to the person's business and professional experience, the specific financial, technical or other expertise possessed by the person and the person's reputation for high ethical standards and personal and professional integrity. Independent director nominee recommendations from shareholders should be sent to the Secretary of the Company. With respect to contract matters, each Governance Committee requests information regarding, and evaluates the terms of, the advisory agreements (including any subadvisory agreements), administrative services agreements, distribution agreements and related distribution plans pursuant to Rule 12b-1 relating to the Funds; monitors the performance of the advisors to the Funds (including any subadvisors), the distributor, and the administrative services providers.

BIOGRAPHICAL INFORMATION. The Directors who are not deemed an "interested person", as defined in the 1940 Act ("Independent Directors"), are listed below together with information regarding their age, address and business experience during the past five years. Each of the Directors oversees all of the 16 mutual funds that make up the Sentinel Funds, which are comprised of the fifteen series of Sentinel Group Funds, Inc. and the Sentinel Pennsylvania Tax-Free Trust. Each Director serves until his or her successor is elected and qualified, until the March meeting of the Board after such Director attains age 72, or until his or her death, resignation, or removal as provided in the Company's governing documents or by statute.

--------------------------------------------------------------------------------------------------------------------
NAME, ADDRESS, AGE                POSITION AND LENGTH OF   PRINCIPAL OCCUPATION(S) DURING PAST    PUBLIC
                                  TIME SERVED              FIVE YEARS                             DIRECTORSHIPS
--------------------------------------------------------------------------------------------------------------------
John D. Feerick (69)              Director, since 1984     Fordham University School of Law -     Wyeth -
140 West 62nd Street                                       Dean, 1982 to 2002; Professor of       Director, 1987
New York, New York 10023                                   Law, 2002 to present; Trustee - New    to present
                                                           York Medical College,
                                                           since 2000; GHI -
                                                           Director, since 1999;
                                                           American Arbitration
                                                           Association - former
                                                           Director and Chair
--------------------------------------------------------------------------------------------------------------------
Richard I. Johannesen, Jr. (71)   Director, since 1994;    Bond Market Research Department,
National Life Drive               Audit, Compliance &      Salomon Brothers Inc. - Vice
Montpelier, Vermont 05604         Pricing Committee        President and Manager (Retired)
                                  Chair, since 2004
--------------------------------------------------------------------------------------------------------------------
Keniston P. Merrill (69)          Director, since 1987;    Sentinel Advisors Company - Chair
National Life Drive               Chair, 1990-1997         and Chief Executive Officer, 1993 to
Montpelier, Vermont 05604                                  1997; American Guaranty & Trust
                                                           Company - Director, 1993 to 1997
--------------------------------------------------------------------------------------------------------------------
Deborah G. Miller (56)            Director, since 1995     Enterprise Catalyst Group - Chief      Libbey Inc. -
National Life Drive                                        Executive Officer, since 1999;         Director, since
Montpelier, Vermont 05604                                  Digital Equipment Corporation - Vice   2003
                                                           President-Americas Systems Business
                                                           Unit, 1995 to 1998
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
John Raisian, Ph.D. (56)          Director, since 1996     Hoover Institution at Stanford
National Life Drive                                        University - Director and Senior
Montpelier, Vermont 05604                                  Fellow, since 1991; Stanford
                                                           Faculty Club - Director, since
                                                           1994; Editorial Board, Journal
                                                           of Labor Research - Member,
                                                           since 1983; American Economic
                                                           Association, World Affairs
                                                           Council, Council of Foreign
                                                           Relations, National Association
                                                           of Scholars - Member
--------------------------------------------------------------------------------------------------------------------
Nancy L. Rose (47)                Director, since 2003     Massachusetts Institute of             Charles River
National Life Drive                                        Technology - Professor of Economics,   Associates, Inc.
Montpelier, Vermont 05604                                  since 1985; National Bureau of         - Director,
                                                           Economic Research - Director of        since 2004
                                                           Industrial Organization Research
                                                           Program, since 1990
--------------------------------------------------------------------------------------------------------------------
Richard H. Showalter (58)         Director, since 2003     Dartmouth-Hitchcock Alliance and
National Life Drive                                        Mary Hitchcock Memorial Hospital -
Montpelier, Vermont 05604                                  Senior Vice President and Chief
                                                           Financial Officer, since 1985;
                                                           Dartmouth-Hitchcock Clinic - Senior
                                                           Vice President and Chief Financial
                                                           Officer, since 1999;
                                                           Dartmouth-Hitchcock Medical Center -
                                                           Treasurer, since 1995
--------------------------------------------------------------------------------------------------------------------
Susan M. Sterne (59)              Director, since 1990     Economic Analysis Associates, Inc. -
5 Glen Court                                               President and Chief Economist, since
Greenwich, Connecticut                                     1979
06830-4505
--------------------------------------------------------------------------------------------------------------------
Angela E. Vallot (49)             Director, since 1996;    Angela Vallot Management Consulting,
National Life Drive               Governance, Contracts    since 2003; Colgate-Palmolive
Montpelier, Vermont 05604         & Nominating Chair,      Company - Vice President of Global
                                  since 2004               Workplace Initiatives, 2001 to 2003;
                                                           Texaco, Inc. - Director of
                                                           Stakeholder Relations, 1997 to 2001;
                                                           Arent, Fox, Kintner, Plotkin and
                                                           Kahn (law firm) - Of Counsel,
                                                           1989-1997; Jones, Day, Reavis and
                                                           Pogue (law firm) - Associate,
                                                           1985-1989; District of Columbia
                                                           Retirement Board - Trustee, 1992-1996
--------------------------------------------------------------------------------------------------------------------

Certain biographical and other information relating to the Directors who are officers and "interested persons" of the Funds as defined in the 1940 Act and to the other officers of the Funds is set forth below. Mr. MacLeay and Mr. Thwaites oversee all of the Sentinel Funds, which include the fifteen series of Sentinel Group Funds, Inc. and the Sentinel Pennsylvania Tax-Free Trust. Each Director serves until his or her successor is elected and qualified, until the March meeting of the Board after such Director attains age 72, or until his or her death, resignation, or removal as provided in the Company's governing documents or by statute. Each elected officer is elected by, and serves at the pleasure of, the Board of the Company.

-------------------------------------------------------------------------------------------------------------------
NAME, ADDRESS, AGE               POSITION AND LENGTH   PRINCIPAL OCCUPATION(S) DURING PAST FIVE      PUBLIC
                                 OF TIME SERVED        YEARS                                         DIRECTORSHIPS
-------------------------------------------------------------------------------------------------------------------
Thomas H. MacLeay (56)           Chair, since 2003;    National Life -  Chairman of the Board,       Sentinel
National Life Drive              Chief Executive       President and Chief Executive Officer,        Variable
Montpelier, Vermont 05604        Officer 2003-2005     since 2002; President and Chief Operating     Products Trust
                                                       Officer, 1996 to 2001; and Chief Financial    (7)
                                                       Officer, 1991 to 1996; Sentinel Variable
                                                       Products Trust - Chairman, since 2004;
                                                       Chief Executive Officer, 2004 to 2005
-------------------------------------------------------------------------------------------------------------------
Christian W. Thwaites (48)       President, Chief      Sentinel Asset Management, Inc. (f/k/a NL     None
National Life Drive              Executive Officer     Capital Management, Inc.), Sentinel
Montpelier, Vermont 05604        and Director,         Advisors Company  - President & Chief
                                 since 2005            Executive Officer, since 2005; National
                                                       Life - Executive Vice President, since
                                                       2005; Sentinel Variable Products Trust -
                                                       President and Chief Executive Officer,
                                                       since 2005; Skandia Global Markets - Chief
                                                       Executive Officer, 1996 to 2004
-------------------------------------------------------------------------------------------------------------------
Thomas P. Malone (49)            Vice President and    Sentinel Administrative Service Company -     N/A
National Life Drive              Treasurer, since      Vice President, since 1997; Assistant Vice
Montpelier, Vermont 05604        1997; Assistant       President, 1990 to 1997; Sentinel Variable
                                 Vice President,       Products Trust - Vice President and
                                 1990 to 1997          Treasurer, since 2000
-------------------------------------------------------------------------------------------------------------------
John K. Landy (46)               Vice President,       Sentinel Administrative Service Company -     N/A
National Life Drive              since 2002            Senior Vice President, since 2003; Vice
Montpelier, Vermont 05604        President,            1997 to 2003; Sentinel Variable
                                                       Products Trust - Vice President, since 2004
-------------------------------------------------------------------------------------------------------------------
Scott G. Wheeler (40)            Assistant Vice        Sentinel Administrative Service Company -     N/A
National Life Drive              President and         Assistant Vice President, since 1998;
Montpelier, Vermont 05604        Assistant             Sentinel Variable Products Trust -
                                 Treasurer, since      Assistant Vice President and Assistant
                                 1998                  Treasurer, since 2004
-------------------------------------------------------------------------------------------------------------------
Kerry A. Jung (32)               Secretary, since      National Life  - Senior Counsel, since        N/A
National Life Drive              2005                  2005; Sentinel Variable Products Trust -
Montpelier, VT 05604                                   Secretary, since 2005; Equity Services,
                                                       Inc.;  Sentinel Advisors Company; Sentinel
                                                       Asset Management, Inc. (f/k/a NL Capital
                                                       Management, Inc.);  Sentinel Financial
                                                       Services Company;  Sentinel Administrative
                                                       Service Company - Counsel, since 2005;
                                                       Strong Financial Corporation - Managing
                                                       Counsel, 2004-2005; Associate Counsel, 2000
                                                       to 2004
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
D. Russell Morgan (50)           Chief Compliance      Sentinel Advisors Company, Sentinel Asset     N/A
National Life Drive              Officer, since        Management, Inc. (f/k/a NL Capital
Montpelier, Vermont 05604        2004; Secretary,      Management, Inc.), National Life Variable
                                 1988-2004             Products Separate Accounts - Chief
                                                       Compliance Officer, since 2004; Sentinel
                                                       Variable Products Trust - Chief Compliance
                                                       Officer, since 2004; Secretary, 2000 -
                                                       2004;  National Life - Assistant General
                                                       Counsel, 2001 to 2004; Senior Counsel, 2000
                                                       to 2001; Counsel, 1994 to 2000; Equity
                                                       Services, Inc. - Counsel, 1986 to 2004;
                                                       Sentinel Advisors Company,  NL Capital
                                                       Management, Inc., Sentinel Financial
                                                       Services Company, Sentinel Administrative
                                                       Service Company - Counsel, 1993 to 2004
-------------------------------------------------------------------------------------------------------------------

Mr. MacLeay is an interested person of the Funds because he is also Chairman, President and Chief Executive Officer of NL Holding. Mr. Thwaites is an interested person of the Funds because he is also President and Chief Executive Officer of the Advisor and Sentinel Asset Management, Inc. The officers and Directors of the Funds who are employees of National Life or its parents or affiliates do not receive any compensation from the Funds. Each Director who is not an affiliate of the Advisor an annual fee of $20,500 plus $2,450 for each meeting attended. Effective December 8, 2005, the Lead Independent Director is paid an additional $3,000 annual fee. Each member of the Audit Committee and Governance Committee is also paid $2,000 for each in-person and $500 for each telephone Committee meeting attended, and the chair of each Committee is paid an annual fee of $6,000. Prior to March 10, 2005, if the Audit Committee held a meeting on a day on which there was not a meeting of the full Board, each member of the Audit Committee who attended the meeting was paid $500. Directors are also reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The aggregate amount paid, including expense reimbursements, by the Sentinels Funds during the fiscal year ended November 30, 2005 to the officers and Directors/Trustees and Chief Compliance Officer of the Sentinel Funds as a group was $610,769.

The following table sets forth for the fiscal year ended November 30, 2005 compensation paid by the Company to the Independent Directors and the Chief Compliance Officer of the Funds:

                                     Aggregate
                                    Retirement
Name of                              Benefits             Pension or
Director/                          Compensation          Part of Fund
Trustee                           from Company(1)          Expense
-----------------------------     ---------------        ------------
John D. Feerick                      $40,750                 None
Richard I. Johannesen                 43,750                 None
Keniston P. Merrill                   40,250                 None
Deborah G. Miller(2)                  40,250                 None
D. Russell Morgan(3)                 125,942              $20,112
John Raisian(2)                       40,250                 None
Nancy L. Rose(2)                      40,750                 None
Richard H. Showalter, Jr. (2)         40,750                 None
Susan M. Sterne                       38,000                 None
Angela E. Vallot(2)                   43,250                 None

(1) The Advisor and/or an affiliate paid the portion of the compensation attributable to the November 2005 special meeting.

(2) As of November 30, 2005, the total amount of deferred compensation (including interest) payable to or accrued for Ms. Miller is $135,875, for Mr. Raisian is $44,945, for Ms. Rose is $22,288, for Mr. Showalter is $43,498, and for Ms. Vallot is $181,059.

(3) Mr. Morgan is also reimbursed out-of-pocket business expenses.

SHARE OWNERSHIP. No information about the Directors' share ownership is provided because the Funds did not begin operations until March __, 2006.

CODES OF ETHICS. The Board of the Funds has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act that covers the Funds, and the Advisor and the Distributor have each adopted a Code of Ethics under Rule 17j-1. The Codes of Ethics establish procedures for personal investing and restricts certain transactions. Employees subject to the Codes of Ethics may invest in securities for their personal investment accounts, including securities that may be purchased or held by the Funds.

PORTFOLIO MANAGERS

PORTFOLIO MANAGER COMPENSATION.

Ms. Bramwell is compensated by a combination of fixed salaries and incentive compensation. The fixed salary portion of compensation is based on comparative investment management industry data. Incentive compensation can be a significant portion of total compensation. Incentive compensation with respect to the management of the Funds is primarily based on pre-tax investment performance relative to Morningstar peer group ratings and rankings. Relative results for the most recent 1-, 3- and 5-year periods are taken into account, with 25% based on the 1-year relative performance, 50% based on the 3-year relative performance, and 25% based on the 5-year relative performance. No incentive compensation is paid for performance below a 50% Morningstar percentile ranking. Ms. Bramwell also receives a 20% share of the advisory fees earned on the assets in any separately managed accounts she manages for five years beginning on ____________, 2006.

A portion of the incentive compensation for Ms. Bramwell is deferred and invested in one or more publicly available Sentinel Funds. In addition, for all portfolio managers, the Advisor and/or an affiliate contributes an amount equal to 20% of the aggregate amount of all incentive compensation for a particular year to a discretionary award pool. Payments from this pool are determined by the chief executive officers of the Advisor and National Life based on overall results for the National Life and its affiliates, an evaluation of individual performance, and other factors they determine.

Ms. Bramwell also participates in benefit plans and programs available generally to all employees of the National Life and its affiliates. These include health, life and disability insurance, and a defined benefit pension plan.

PORTFOLIO MANAGERS' FUND OWNERSHIP

Portfolio managers' Fund ownership is not provided because the Funds began operations on March __, 2006.

PORTFOLIO MANAGEMENT CONFLICTS OF INTEREST

Ms. Bramwell co-manages one other registered investment company other than the Funds, no other pooled investment vehicles that are not registered investment companies and ____ accounts that are not pooled investment vehicles. In no case is a performance-based fee charged. Information about the asset size of these accounts is not provided because they first became accounts of the Advisor on March ___, 2006.

SENTINEL ADVISORS COMPANY

The Advisor is primarily owned by Sentinel Asset Management, Inc., which is indirectly wholly owned by NL Holding. Subsidiaries of NL Holding, including National Life, are also in the business of marketing life insurance and annuity policies to the public. In the course of its business National Life maintains substantial investment portfolios for its own account that are managed by Sentinel Asset Management, Inc., primarily in domestic fixed-income securities. Real, potential or apparent conflicts of interest may arise where the same investment opportunities are appropriate for a National Life portfolio or for the portfolios of other clients. These conflicts of interest may arise particularly in cases where the same portfolio manager has day-to-day portfolio management responsibilities with respect to more than one Fund or other account.

The Advisor has established procedures under which, when the Advisor recommends to a Fund the purchase of an issue that it may also recommend for other clients or for the portfolios of its affiliates, investment opportunities are allocated by a means which is fair. Generally investment opportunities are allocated to different investors for which a given investment opportunity is suitable on a pro rata basis. However, the allocation may be changed from pro rata where a good reason to do so exists, such as that the pro rata allocation would result in such small allocations to a particular investor that it is not cost effective or meaningful. For fixed income-investments, allocations are normally in proportion to cash available for investment in a particular opportunity, but an opportunity judged to be more suitable to a particular account than others may be allocated to such account. Over time the Advisor seeks to ensure that no Fund or other account is favored over others.

To the extent that a portfolio manager has responsibilities for managing accounts in addition to the Fund, the portfolio manager will need to divide his time and attention among relevant accounts.

In some cases, a real, potential or apparent conflict may arise where the Advisor may have an incentive, such as a performance based fee, in managing one account and not with respect to other accounts it manages.

PRINCIPAL SHAREHOLDERS

Share ownership is not provided because each Fund began operations on March ___, 2006. As of December 31, 2005, none of the non-interested Directors nor any of their immediate family members owned beneficially or of record any securities in Advisor, SFSC or any of their affiliates.

Any person owning more than 25% of a Fund's shares may be considered a "controlling person" of the Fund. Accordingly, a controlling person's vote could have more significant effect on matters presented to shareholders for approval than the vote of other Fund shareholders.

THE INVESTMENT ADVISOR

The Advisor provides general supervision of the Funds' investments as well as certain administrative and related services. The Advisor is a Vermont general partnership of indirectly wholly owned subsidiaries of NL Holding and Penn Mutual. The National Life Insurance Company's subsidiaries are the majority partners of the Advisor.

Under investment advisory agreements with the Funds, each Fund pays the Advisor a monthly fee based on the annual rates shown.

FUND                      ADVISORY FEE RATE         AVERAGE DAILY NET ASSETS(1)
Capital Growth            0.70%                     First $500 million
                          0.65%                     Next $300 million
                          0.60%                     Next $200 million
                          0.50%                     Next $1 billion
                          0.40%                     In excess of $2 billion

Growth Leaders            0.90%                     First $500 million
                          0.85%                     Next $300 million
                          0.80%                     Next $200 million
                          0.70%                     Next $1 billion
                          0.60%                     In excess of $2 billion

Shareholders of the Funds last approved the advisory agreement with the Advisor on March __, 2006. The Board last approved the advisory agreements with the Advisor with respect to the Funds on November 14, 2005.

The advisory agreement must be approved annually by vote of the Board or by the vote of a majority of the outstanding voting securities of the applicable Fund, but in either event it must also be approved by a vote of a majority of the directors who are not parties to the contract, or "interested persons", as defined in the 1940 Act, of any such party cast in person at a meeting called for the purpose of voting on such approval. With respect to the submission of the Company's advisory agreement to shareholders, such matters shall be deemed to be acted upon effectively with respect to any Fund if a majority of the outstanding voting securities of such Fund vote for approval of such matter, notwithstanding (A) that such matter has not been approved by a majority of the outstanding voting securities of any other Fund affected by such matter, and (B) that such matter has not been approved by a vote of a majority of the outstanding voting securities of the Company.

Each advisory agreement will terminate automatically in the event of its assignment and is terminable at any time without penalty by the Board, or, with respect to a particular Fund, by a majority of the Fund's outstanding voting securities on not more than 60 days' written notice to the Advisor and by the Advisor on 60 days' written notice to the Fund.

PROXY VOTING PROCEDURES

The Funds have adopted proxy voting procedures pursuant to which the Board of Directors delegates the responsibility for voting proxies relating to portfolio securities held by the Funds to the Advisor as part of its general management of the applicable Fund, subject to the Board's continuing oversight. The proxy voting procedures of the Advisor are included in Appendix D to this Statement of Additional Information. For each Fund that makes any investments in voting securities, information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-283-FUND (3863), at the Funds' website at http://www.sentinelfunds.com, or at the SEC's website at http://www.sec.gov.

SELECTIVE DISCLOSURE OF PORTFOLIO HOLDINGS

Pursuant to policies and procedures adopted by the Funds and the Advisor, the Funds and the Advisor may, under certain circumstances, make selective disclosure with respect to a Fund's portfolio holdings. The Board of Directors of Sentinel Group Funds, Inc. have approved the policies and procedures adopted by the Funds and have delegated to the Advisor the responsibility for ongoing monitoring and supervision to ensure compliance with these policies and procedures, including compliance with any confidentiality requirements applicable to recipients of portfolio holdings. The Funds' Chief Compliance Officer has undertaken to report any violations of these policies and procedures, including any confidentiality requirements pursuant to them, to the Board.

The Funds' policy with respect to disclosure of portfolio holdings is that such disclosure shall be limited to:

Public Disclosure:

      (i) information with respect to portfolio holdings contained in the Funds' Annual and Semi-Annual Reports to Shareholders;

      (ii) information with respect to portfolio holdings contained in the Funds' Form N-Q filed with the SEC, which is filed with the SEC within 60 days of quarter-end;

      (iii) information with respect to portfolio holdings that is: (1) provided on the Funds' website; (2) provided in the Funds' marketing materials, broadly used with all selling broker-dealers of the Funds; or (3) otherwise made generally available to anyone who requests it, in all such cases such information to be only as of the last business day of a month and only at least 30 days later than the date of such information;

Non-Public Disclosure:

      (iv) information with respect to portfolio holdings of the Funds provided to recognized mutual fund information services, such as Lipper Inc. and Morningstar, Inc., such information to be provided as of the last business day of a month and only if either (a) such information is disclosed to such services at least 30 days later than the date of such information, or (b) such services agree that they and their employees will not disclose or trade on such information before it is publicly disclosed; and

      (v) information with respect to portfolio holdings of the Funds provided to persons who request it, including selling group members, consultants and investors, such information to be provided (a) as of the last business day of a month and (b) at least 30 days later than the date of such information.

Portfolio holdings information provided under (iii), (iv) or (v) above shall be released only by a limited group of individuals specifically designated by the Funds' Chief Executive Officer or the President of the Funds' distributor. Each individual shall be trained in these limitations on the release of portfolio holdings information, and a copy of each such release must be sent to the Chief Compliance Officer. Neither the Fund, the Advisor nor its affiliates receive compensation or other consideration with respect to the release of such portfolio holdings information.

The policy does not apply to the disclosure of information to: the Directors of the Company, or their counsel; persons who owe a fiduciary or other duty of trust or confidence to the Company, such as the Funds' counsel and registered public accounting firm; providers of fund accounting services; the Funds' transfer agent and custodian; or executing brokers in connection with the sale of portfolio holdings. The fiduciary, contractual or other duties (e.g., legal or statutory) of these recipients generally require them not to misuse such information.

The Funds have adopted policies and procedures, including a Code of Ethics and various policies regarding securities trading, to address potential conflicts of interest that may arise in connection with disclosure of portfolio information. Among other things, the Code of Ethics prohibits officers and employees of the Advisor from knowingly or intentionally trading, directly or indirectly, against the Funds in any of the Funds' portfolio securities. The Code of Ethics also generally prohibits such officers and employees from trading in a manner inconsistent with the best interests of the Funds.

The Funds have entered into ongoing arrangements to provide selective disclosure of Fund portfolio holdings to the following persons or entities:

Funds' Board of Directors
Funds' Independent Registered Public Accounting Firm
Funds' custodian
Funds' transfer agent
Funds' administrator agent (in connection with accounting services) Mutual fund information services - Morningstar, Inc. and Lipper Inc.

Selective disclosure of portfolio information is made to the Funds' Board of Directors, transfer agent, independent registered public accounting firm, administrator agent and custodian as frequently as necessary to enable such persons or entities to provide services to the Funds. Disclosure is made to Morningstar, Inc. and Lipper Inc. on a monthly basis.

The Funds and the Advisor monitor, to the extent possible, the use of portfolio information by the individuals or firms to which it has been disclosed. There can be no assurance, however, that the Funds' policies and procedures with respect to the selective disclosure of Fund portfolio information will prevent all misuse of such information by individuals or firms that receive such information.

PRINCIPAL UNDERWRITER

SFSC acts as the principal underwriter of shares of the Funds. Its principal business address is National Life Drive, Montpelier, Vermont 05604. The Funds receive the net asset value, as determined for the purpose of establishing the offering price, of each share sold. SFSC has advised the Funds that it allows dealer concessions as shown in the Prospectus, except that items of a promotional nature amounting in value to not more than $100 may be given from time to time as a sales incentive to registered representatives.

The distribution contracts of the Company provide that SFSC use its best efforts to continuously offer the Funds' shares. These contracts may be terminated by either party thereto on 60 days' written notice, without penalty, and they terminate automatically in the event of their assignment. The distribution contracts must be approved annually in one of the same ways as described above for the advisory agreements.

PAYMENTS TO INTERMEDIARIES. SFSC or an affiliate may compensate intermediaries that distribute and/or service investors in the Funds or, at the direction of a retirement plan's named fiduciary, make payments to intermediaries for certain plan expenses or otherwise for the benefit of plan participants and beneficiaries. A number of factors are considered in determining whether to pay these additional amounts. In certain situations, such factors may include, without limitation, the level or type of services provided by the intermediary, the level or expected level of assets or sales of shares, the placing of the Funds on a preferred or recommended fund list, access to an intermediary's personnel, and other factors. In addition to such payments, SFSC or an affiliate may offer other incentives in the form of sponsorship of educational or client seminars relating to current products and issues, assistance in training and educating the intermediaries' personnel, and/or payments of costs and expenses associated with attendance at seminars, including travel, lodging, entertainment and meals. SFSC anticipates that payments will be made to multiple intermediaries, including broker-dealers and other financial firms, and these payments may be significant. As permitted by SEC and the National Association of Securities Dealers rules and other applicable laws and regulations, SFSC may pay or allow other incentives or payments to intermediaries.

These additional payments, which include record-keeping fees and other payments that are sometimes referred to as "revenue sharing," may represent a premium over payments made by other fund families, and investment professionals may have an added incentive to sell or recommend a Fund or a share class over others offered by competing fund families. Payments for these purposes made by SFSC or an affiliate from their own resources may vary. Certain of the payments may be offset by 12b-1 fees retained by SFSC.

THE DISTRIBUTION PLANS

The Company has adopted several plans pursuant to Rule 12b-1 under the 1940 Act, one for each of the Fund's Class A and Class C shares. In all cases, the Plans reimburse SFSC for expenses actually incurred.

Under the Plan applicable to the Class A shares of the Funds, it is expected that the amounts payable to SFSC will be equal to 0.30% of the net assets of the Class A shares of the Funds. SFSC will use such payments to pay for various activities, including service fees paid to dealers, recovery of prepaid sales commissions, compensation and benefits, occupancy and other expenses, sales promotion and travel and entertainment.

Under the Plan applicable to the Class C shares of the Funds, it is expected that the amounts payable to SFSC will be equal to 1.00% of the net assets of the Class C shares of the Funds. SFSC will use such payments to recoup the cost of commissions paid to brokers at the time of sale of the Class C shares, and pay continuing commissions and service fees to brokers with respect to the Class C shares.

The Board of the Funds believe that a consistent cash flow resulting from the sale of new shares is necessary and appropriate to meet redemptions and for the Funds to take advantage of buying opportunities without having to make unwarranted liquidations of portfolio securities. Since SFSC receives no other compensation from the Funds, the Board believes it would benefit the Funds to have monies available for the direct distribution activities of SFSC in promoting the sale of shares of the Funds.

The Plans have been approved by the Company's Board of Directors, including all of the Directors who are not interested persons as defined in the 1940 Act. The Plans must be renewed annually by the Board, including a majority of the Directors who are not interested persons and who have no direct or indirect financial interest in the operation of the Plans. It is also required that the selection and nomination of such Directors be done by the non-interested Directors. The Plans and any distribution agreement may be terminated at any time, without penalty, by such Directors on 60 days' written notice. SFSC or any dealer may also terminate their respective distribution agreement at any time upon written notice.

The Plans and any distribution agreement may not be amended to increase materially the amount spent for distribution expenses or in any other material way without approval by a majority of the Funds' outstanding shares, and all such material amendments to any Plan or any distribution agreement also shall be approved by a vote of a majority of the non-interested Directors, cast in person at a meeting called for the purpose of voting on any such amendment.

SFSC is required to report in writing to the Board of Directors of the Company at least quarterly on the amounts and purpose of any payments made under the Plans and any distribution agreement, as well as to furnish the Board with such other information as reasonably may be requested in order to enable the Board to make informed determinations of whether the Plans should be continued.

THE FUND SERVICES AGREEMENTS

SASC, in accordance with its Fund Services Agreements with the Funds, provides the Funds with certain fund accounting, financial administration, transfer agency and shareholder relations services. SASC performs the transfer agency responsibilities utilizing, through State Street Bank & Trust - Kansas City ("State Street"), the computer system of DST Systems, Inc. ("DST") on a remote basis.

For these services, the Fund Services Agreements currently provide for the Company to pay to SASC fixed fees totaling $1,064,625 per year for fund accounting and financial administration services. The Agreements also provide for an annual fee for transfer agency and shareholder relations services to the Company of $2,563,000, plus amounts equal to annual rates of $15 per shareholder account in excess of 106,500 as of the last day of the month preceding the installment due date. Each Fund also is responsible for the charges for remote access to the computer system of DST. Generally, this is a fixed annual charge per shareholder account, plus certain out-of-pocket expenses, minus certain credits. The Company is also responsible for the cost to SASC of licensing from State Street its Portfolio Accounting System, which is currently approximately $116,000. The fixed fees are subject to increase under inflation clauses for fiscal years beginning December 1, 1994, and thereafter, to the extent approved by the Board of Directors. Fees are payable monthly in arrears.

SASC is a Vermont general partnership of indirectly wholly owned subsidiaries of NL Holding and Penn Mutual.

Many Fund shares are owned by certain intermediaries for the benefit of their customers. Since SFSC often does not maintain an account for shareholders in those instances, some or all of the recordkeeping services for these accounts may be performed by intermediaries.

SFSC or an affiliate may make payments out of its own resources to intermediaries, including those that sell shares of the Funds, for recordkeeping services as described above under "Payments to Intermediaries".

Retirement plans may also hold Fund shares in the name of the plan, rather than the participant. Plan recordkeepers, who may have affiliated financial intermediaries who sell shares of the Funds, may, at the direction of a retirement plan's named fiduciary, be paid for providing services that would otherwise have been performed by SFSC or an affiliate. Payments may also be made to plan trustees to defray plan expenses or otherwise for the benefit of plan participants and beneficiaries. For certain types of tax-exempt plans, payments may be made to a plan custodian or other entity which holds plan assets. Payments also may be made to offset charges for certain services, such as plan participant communications, provided by SFSC or an affiliate or an unaffiliated third party.

In certain situations where SFSC or an affiliate provides recordkeeping services to a retirement plan, credits may be accrued which may be subsequently drawn down to pay for plan expenses. Credits may be accrued based on investments in particular Funds, or may be awarded for a given period of time. At the direction of a plan sponsor, credits generally may be used to offset certain non-recordkeeping expenses, such as the creation of plan participant communications. Credits also may be used to reimburse plan sponsors, or at the direction of plan sponsors, third parties, for expenses incurred in connection with plan services provided by a third party.

PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

The Funds' policy in the case of listed securities is to place its orders with firms that are members of a stock exchange on which such securities are listed or traded and in the case of securities traded in the over-the-counter market to deal directly with dealers who are primary market makers in such securities, without the use of a broker unless the Funds can obtain better price or execution through the use of a broker. Purchases are made for investment and not for trading purposes. Subject to the direction and control of the Board and in accordance with its advisory agreements, the Advisor supervises the investments of the Funds and, as an essential feature thereof, places orders for the purchase and sale of portfolio securities and supervises their execution, including negotiating the amount of the commission rate paid, in each case at prices it believes to be the best then available, taking into consideration such factors as price, commission, size of order, difficulty of execution and skill required of the executing broker-dealer as well as the extent to which a broker capable of satisfactory execution may provide research information and statistical and other services to the Advisor. In making such purchases and sales, the brokerage commissions are paid by the Funds. The Funds may also buy or sell securities from, or to, dealers acting as principals.

Section 28(e) of the 1934 Act, which was enacted by Congress in connection with the elimination of fixed commission rates on May 1, 1975, provides that, except as agreements such as investment advisory contracts otherwise provide, money managers such as the Advisor will not be deemed to have acted unlawfully or to have breached a fiduciary duty if, subject to certain conditions, a broker-dealer is paid in return for brokerage and research services an amount of commission for effecting transactions for accounts, such as the Funds, in excess of the amount of commission another broker-dealer would charge for effecting the transaction. In order to cause the Funds to pay such greater commissions, the Advisor or subadvisor has to determine in good faith that the greater commission is reasonable in relation to the value of the brokerage and research services provided by the broker-dealer viewed in terms of either a particular transaction or the Advisor's or subadvisor's overall responsibilities to the Funds and to its other clients.

Brokerage and research services, as provided in Section 28(e) of the 1934 Act, include advice as to the value of securities, the advisability of investing in, purchasing or selling securities, the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts and effecting securities transactions and performing functions incidental thereto (such as clearance, settlement and custody).

Although research and market and statistical information from brokers and dealers can be useful to the Funds, to the Advisor, and to the subadvisors, it is the opinion of the management of the Funds that such information is only supplementary to the Advisor's own research effort since the information must still be analyzed, weighed and reviewed by the Advisor's staff or the subadvisors' staffs.

The Advisor obtains several research services specifically in exchange for commissions paid by the Funds and its other clients. These services primarily consist of electronic research services from Bloomberg, ILX, Factset, Markets.com and First Call. The Funds also obtain Lipper Directors' Analytical Data from Lipper Analytical Distributors, Inc., in exchange for Fund brokerage commissions. This service is available only for brokerage commissions.

The research services provided by brokers through which the Funds effect securities transactions may be used by the Advisor or the subadvisors in managing its other client accounts, as well as the Funds. However, the Advisor and the subadvisors use the commissions paid by most of their other client accounts to obtain research services as well, and this research is also useful in managing the Funds' accounts, as well as those of other clients.

Except for implementing the policies stated above, there is no commitment to place portfolio transactions with brokers or dealers who provide investment research. The Advisor has advised the Funds that it is not feasible to assign any precise value to services provided by such brokers and dealers to it, nor does the use of such services reduce its expense by any measurable or significant amount.

PORTFOLIO TURNOVER

Purchases for the Funds are made for long-term investment, and not for short-term trading profits. However, during rapidly changing conditions, there necessarily may be more portfolio changes than in a more stable period and these may result in short-term gains or short-term losses.

The Funds began operations on March __, 2006, but are expected to have a portfolio turnover similar to their predecessors, the Bramwell Focus and Bramwell Growth Funds. The portfolio turnover for the Bramwell Focus Fund for its 2004 and 2005 fiscal years was 172% and 200%, respectively. The portfolio turnover for the Bramwell Growth Fund for its 2004 and 2005 fiscal years was 47% and 63%, respectively.

CAPITALIZATION

Shares of the Company's common stock are fully paid and non-assessable. Each such share is freely assignable to another bona fide investor by way of pledge (as, for example, for collateral purposes), gift, settlement of an estate and, also, by an investor who has held such Fund shares for not less than 30 days. Each share of the Company is entitled to one vote per dollar of net asset value per share, on matters on which all Funds of the Company vote as a single class.

The proceeds from the sale of shares of each Fund or class of shares of the Company and all income, earnings and profits therefrom irrevocably appertain to the Fund or class of shares. Each such Fund or class of shares records all liabilities (including accrued expenses) in respect of such Fund or class of shares, as well as a share of such liabilities (including general liabilities of the Company) in respect to two or more Funds or classes of shares, in proportion to their average net assets, or in proportion to the number of their respective shareholders. The Company's Board has adopted an "Amended Rule 18f-3 Plan" under which the methods of allocating income and expenses among classes of shares of each Fund which has multiple classes, is specified, and the Company intends to comply fully with the provisions of Rule 18f-3 under the 1940 Act in allocating income and expenses among the classes of such Funds. If any reasonable doubt exists as to the Fund or class of shares to which any asset or liability appertains, the Board may resolve such doubt by resolution.

In the case of dissolution or liquidation of the Company, the shareholders of each Fund of the Company are entitled to receive ratably per share the net assets of such Fund, with any general assets of the Company distributed ratably per share, regardless of the Fund.

HOW TO PURCHASE SHARES AND REDUCE SALES CHARGES

Shares of the Funds may be purchased at the public offering price from any authorized investment dealer as described in the Prospectus. The public offering price of Class A shares, which are offered by every Fund, is the sum of the current net asset value per share plus a sales charge which ranges from 5.0% to 0% of the purchase price. The public offering price of Class C shares is equal to the current net asset value per share. A contingent deferred sales charge ("CDSC") may apply to redemption of Class C shares in the first year after purchase, or to redemptions of Class A shares where the initial sales charge was zero based on a purchase of $1,000,000 or more. See the Prospectus for more information about how to purchases shares and/or receive a reduced sales charge.

ISSUANCE OF SHARES AT NET ASSET VALUE

Subject to the applicable provisions of the 1940 Act, certain investors may purchase Class A shares of the Funds at net asset value. Such investors are listed in the Prospectus. Such investors include officers, directors and employees of the Funds, the Advisor, and the Advisors' affiliates.

The Funds normally will buy back your shares on demand on any business day (as defined below). Class A shares generally are repurchased at current net asset value; a CDSC may be payable on redemptions of Class C shares, and will be deducted from the redemption proceeds. For further information, please refer to the Prospectus.

DETERMINATION OF NET ASSET VALUE

The net asset value per share of each Fund or class of shares is computed by dividing the total value of the assets of that Fund or class of shares, less its liabilities, by the total number of such Fund's or class of shares' outstanding shares. Equity securities which are traded on a national securities exchange are valued at the last reported sale price each business day at the regular close of trading, generally 4:00 p.m. Eastern time. Equity securities for which there were no sales or insufficient sales during the day are valued at the mean between the latest available bid and asked prices. Equity securities held by the International Equity Fund and traded primarily on foreign markets are valued based on the latest transaction prices on the principal stock exchanges on which they are trading, adjusted to reflect events that occur between the close of those markets and the funds' determination of net asset value. Both the latest transaction prices and adjustments are furnished by an independent pricing service, subject to supervision by the Funds' Board of Directors, which has delegated this responsibility to the Funds' pricing committee, subject to the Board's review and supervision. Fixed-income securities are valued daily on the basis of valuations furnished by a pricing service which determines valuations for normal institutional-sized trading units of debt securities. Such valuations will reflect the last reported trade for such security, unless the pricing service believes such last trade does not accurately reflect the current value of the security or such trades are not available. These valuations by the pricing service are believed to reflect more accurately the fair market value of such securities than the last reported sale.

In addition to events that occur between the close of the foreign markets and the funds' determination of net asset value, which potentially affect the value of securities held by the International Equity Fund, there may occur events that are expected to materially affect the value of a Fund's portfolio securities regardless of whether they are traded on foreign or domestic markets. Upon such events, the Fund's Board may value such securities at their fair value. The Board has delegated this responsibility to a pricing committee, subject to their review and supervision. Events that may materially affect the value of portfolio securities include events affecting specific issuers (for example, a halt in trading of the securities of an issuer on an exchange during the trading day or a company announcement) or events affecting securities markets generally (for example, market volatility, including a substantial upward or downward movement of the U.S. markets, or a natural disaster).

The Funds' use of fair value pricing is designed to ensure that each Fund's net asset value reflects the value of its underlying portfolio securities as accurately as possible. There can be no assurance, however, that a fair valuation used by a Fund on any given day will more accurately reflect the market value of a security or securities than the market price of such security or securities on that day.

Net asset value is calculated once each business day, at 4:00 p.m. Eastern Time, and becomes effective immediately upon its determination. Orders to purchase shares of the Funds received by dealers prior to 4:00 p.m. Eastern time will be confirmed on the basis of such closing price. Dealers have the responsibility of submitting purchase orders to the Distributor prior to the close of the Distributor's business day in order to purchase shares at that day's net asset value. If the order is not received by that time, the dealer could be held liable for resulting fees or losses. Orders received by dealers after 4:00 p.m. Eastern Time will be confirmed on the same basis as previously stated with respect to the next business day. "Business day" means a day on which the New York Stock Exchange is open. The New York Stock Exchange is not open on New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Money market securities are valued based on their amortized cost in accordance with SEC regulations. The amortized cost method of valuation involves valuing a security at its cost at the time of purchase and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.

TAXES

GENERAL

The Funds intend to continue to qualify for the special tax treatment afforded regulated investment companies ("RICs") under the Code. As long as it so qualifies, a Fund will not be subject to federal income tax on the part of its net ordinary income and net realized capital gains which it distributes to Class A and Class C shareholders, as applicable. Each Fund intends to distribute substantially all of such income. If, in any taxable year, a Fund fails to qualify as a RIC under the Code, it would be taxed in the same manner as an ordinary corporation and all distributions from earnings and profits (as determined under U.S. Federal income tax principles) to its shareholders would be taxable as ordinary dividend income eligible for the maximum 15% tax rate for non-corporate shareholders and the dividends-received reduction for corporate shareholders.

The Company consists of fifteen separate Funds. Each such Fund in the Company is treated as a separate corporation for federal income tax purposes and is thus considered to be a separate entity in determining its treatment under the rules for RICs described in the Prospectus. Losses in one Fund do not offset gains in another Fund, and the requirements (other than certain organizational requirements) for qualifying for RIC status are determined at the Fund level rather than at the Company level.

Dividends paid by a Fund from its ordinary income or from an excess of net short-term capital gains over net long-term capital losses (together referred to hereafter as "ordinary income dividends") are taxable to shareholders as ordinary income for federal income tax purposes. Distributions made from an excess of net long-term capital gains over net short-term capital losses (hereinafter referred to as "capital gain dividends") are taxable to shareholders as long-term capital gains for federal income tax purposes, regardless of the length of time the shareholder has owned such Fund's shares. Generally not later than 60 days after the close of its taxable year, each Fund will provide its shareholders with a written notice designating the amounts of any capital gain dividends, and the portion of any ordinary income dividends eligible for either the dividends received deduction allowed to corporations under the Code or the reduced individual income tax rate applicable to qualified dividend income, as described below.

Certain dividend income and long-term capital gain are eligible for taxation at a reduced rate applicable to non-corporate shareholders for taxable years ending in or prior to 2008. Distributions comprised of dividends from domestic corporations and certain foreign corporations (generally, corporations incorporated in a possession of the United States, some corporations eligible for treaty benefits under a treaty with the United States and corporations whose stock is readily tradable on an established securities market in the United States) are treated as "qualified dividend income" eligible for taxation at a maximum tax rate of 15%, also applicable to capital gains in the hands of noncorporate shareholders. A certain portion of the Funds' dividends when paid to non-corporate shareholders may be eligible for treatment as qualified dividend income. In order for dividends paid by a Fund to be qualified dividend income, the Fund must meet holding period and other requirements with respect to the dividend-paying stocks in its portfolio and the noncorporate shareholder must meet holding period and other requirements with respect to the Fund's shares. To the extent that a Fund engages in securities lending with respect to stock paying qualified dividend income, it may be limited in its ability to pay qualified dividend income to its shareholders.

Any loss upon the sale or exchange of Fund shares held for six months or less will be disallowed for federal income tax purposes to the extent of any capital gain dividends received by the shareholder. Distributions in excess of a Fund's earnings and profits will first reduce the adjusted tax basis of a holder's shares and, after such adjusted tax basis is reduced to zero, will constitute capital gains to such holder for federal income tax purposes (assuming the shares are held as a capital asset).

Dividends are taxable to shareholders for federal income tax purposes even though they are reinvested in additional shares of the Funds. The Funds will allocate any dividends eligible for dividends received deduction and/or the reduced individual income tax rate applicable to qualified dividend income and any capital gain dividends among the Class A and Class C shareholders, as applicable, according to a method (which they believe is consistent with SEC Rule 18f-3 which authorizes the issuance and sale of multiple classes of shares) that is based on the gross income allocable to Class A and Class C shares during the taxable year, or such other method as the Internal Revenue Service may prescribe.

If a Fund pays a dividend in January which was declared in the previous October, November or December to shareholders of record on a specified date in one of such months, then such dividend will be treated for federal income tax purposes as having been paid by the RIC and received by its shareholders on December 31st of the year in which the dividend was declared.

Under certain provisions of the Code, some shareholders may be subject to a withholding tax on most ordinary income dividends and on capital gain dividends and redemption payments ("backup withholding"). When establishing an account, an investor must certify under penalty of perjury that such number is correct and that such investor is not otherwise subject to backup withholding. Backup withholding is not an additional tax. Any amount withheld generally may be allowed as a refund or credit against a shareholder's federal income tax liability provided the required information is timely forwarded to the Internal Revenue Service.

Ordinary income dividends paid to shareholders who are nonresident aliens or foreign entities generally will be subject to a 30% United States withholding tax under existing provisions of the Code applicable to foreign individuals and entities, unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law. Under the provisions of the American Jobs Creation Act of 2004 (the "2004 Tax Act"), dividends derived by a RIC from short-term capital gains and qualifying net interest income (including income from original issue discount and market discount) and paid to shareholders who are nonresident aliens and foreign entities if and to the extent properly designated as "interest-related dividends" or "short-term capital gain dividends," generally will not be subject to U.S. withholding tax. It is uncertain, however, what portion, if any, of a Fund's distributions will be designated as short-term capital gains exempt from withholding in the hands of nonresident and foreign shareholders, and it is not expected that either Fund will be able to designate significant payments as qualifying net interest income. The 2004 Tax Act also provides that distributions of the Fund attributable to gains from sales or exchanges of "U.S. real property interests," as defined in the Code and Treasury regulations (including gains on the sale or exchange of shares in certain "U.S. real property holding corporations," which may include certain REITs and certain REIT capital gain dividends among other entities) generally will cause a foreign stockholder to treat such gain as income effectively connected to a trade or business within the United States, generally subject to tax at the graduated rates applicable to U.S. shareholders. Such distributions may be subject to U.S. withholding tax and may require the foreign stockholder to file a U.S. federal income tax return. These provisions generally would apply to distributions with respect to taxable years of the Funds beginning after December 31, 2004 and before January 1, 2008. Nonresident shareholders are urged to consult their own tax advisers concerning the applicability of the United States withholding tax.

To some extent, dividends and interest received by the Funds may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

Certain transactions of the Funds are subject to special tax rules of the Code that may, among other things, a) affect the character of gains and losses realized, b) disallow, suspend or otherwise limit the allowance of certain losses or deductions, and c) accelerate the recognition of income without a corresponding receipt of cash (with which to make the necessary distributions to satisfy distribution requirements applicable to RICs). Operation of these rules could, therefore, affect the character, amount and timing of distributions to shareholders. Special tax rules also will require some of the Funds to mark to market certain types of positions in their portfolios (i.e., treat them as sold on the last day of the taxable year), and may result in the recognition of income without a corresponding receipt of cash. The Funds intend to monitor their transactions, make appropriate tax elections and make appropriate entries in their books and records to lessen the effect of these tax rules and avoid any possible disqualification for the special treatment afforded RICs under the Code.

If a shareholder exercises an Exchange Privilege as described below within 90 days of acquiring such shares, then the loss such shareholder can recognize on the exchange for federal income tax purposes will be reduced (or the gain increased) to the extent any sales charge paid to the Company reduces any sales charge such shareholder would have owed for the shares of the new Fund in the absence of the Exchange Privilege. Instead, such sales charge will be treated as an amount paid for the new shares. Shareholders should consult their tax advisers regarding the state and local tax consequences of exchanging or converting classes of shares.

A loss realized on a sale or exchange of shares of a Fund will be disallowed for federal income tax purposes if other Fund shares are acquired (whether through the automatic reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before and ending 30 days after the date the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

The Code requires each Fund to pay a non-deductible 4% excise tax to the extent it does not distribute, during each calendar year, 98% of its ordinary income, determined on a calendar year basis, and 98% of its capital gains and foreign currency gains, which the Funds' determine on a November 30th year end, plus certain undistributed amounts from previous years. The Funds anticipate they will make sufficient timely distributions to avoid the imposition of the excise tax.

The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations presently in effect. For the complete provisions, reference should be made to the pertinent Code section and the Treasury Regulations promulgated thereunder. The Code and the Treasury Regulations are subject to change by legislative, judicial or administrative action either prospectively or retroactively.

Ordinary income and capital gain dividends may also be subject to state and local taxes.

Certain states exempt from state income taxation dividends paid by RICs that are derived from interest on U.S. Government Securities. State law varies as to whether dividend income attributable to U.S. Government Securities is exempt from state income taxes.

Shareholders are urged to consult their tax advisers regarding specific questions as to federal, foreign, state or local taxes. Foreign investors should consider applicable foreign taxes in their evaluation of an investment in the Funds.

SHAREHOLDER SERVICES

OPEN ACCOUNT. An open account is established automatically for each new investor, unless elected otherwise, in which all income dividends and any capital gains distributions are reinvested in additional shares, without charge, at the then current net asset value. Purchases made in this account will be made at the offering price on the day federal funds are available to the Funds as described in the Prospectus.

The Funds reserve the right at any time to vary the initial and subsequent investment minimums of any Fund.

Policyowners of National Life or Penn Mutual who invest policy dividends may open an account in any of the Funds with a minimum initial purchase of $50 or more of policy dividends and subsequent assignment of dividends to the Funds.

Stock certificates will be issued upon written request and without charge.

Except for confirmation of purchases made under the Open Account, the cost of these shareholder services is borne by the Funds.

AUTOMATED CLEARING HOUSE ("ACH"). The ACH Network expedites the transfer of monies by electronically transmitting funds between member financial institutions. To take advantage of this convenient fund transfer method, you must provide SASC with a pre-designated destination. There is no charge for this service.

DISTRIBUTION OPTIONS. Shareholders of the Funds may elect to reinvest automatically their ordinary income and capital gain dividends in additional full and fractional shares of any one of the other Funds of the same share class at the net asset value of the selected Fund at the close of business on the valuation date for the dividend, without the payment of any sales charge. Before exercising this option, shareholders should read the portions of the Prospectus relating to the selected Fund's objectives and policies. The target and original accounts for dividends must be in different Funds.

AUTOMATIC INVESTMENT PLAN. See the Prospectus for information and an application. The minimum initial investment and subsequent investment is $50.

TELEPHONE INVESTMENT SERVICE. See the Prospectus for information and an application.

EXCHANGE PRIVILEGE. This privilege also permits a shareholder whose financial needs have changed to transfer an investment from a National Life Variable Annuity account (presently the only such entity is the Variable Annuity Account
I). Such transfers from a National Life Variable Annuity account are made without a sales charge on the basis of respective net asset values after payment of a fee of $75 (in addition to any applicable transfer taxes) to SASC for such transfer.

An exchange is a taxable transaction for federal income tax purposes and any gain or loss realized is recognizable for such purposes.

Exchanges may be subject to certain limitations and are subject to the Funds' policies concerning excessive trading practices, which are policies designed to protect the Funds and their shareholders from the harmful effect of frequent exchanges. These limitations are described in the prospectus under the caption "How to Buy, Sell, Exchange and Transfer Shares -- Excessive Trading Practices."

REINSTATEMENT PRIVILEGE. Shareholders who have redeemed all or part of their shares may reinvest all or part of the redemption proceeds at the current net asset value without charge if a written request is received or is postmarked within 90 days after the redemption. The privilege may be exercised only once by a shareholder as to any of the Funds except where the sole purpose of the transaction is to transfer the shareholder's interest or a portion thereof in the Funds to a trustee or custodian for such shareholder's Self-Employed Retirement Plan or IRA. If the shareholder realizes a gain on redemption, the transaction is taxable and reinvestment will not alter any capital gains tax payable. If the shareholder realizes a loss on redemption and subsequently uses the reinstatement privilege, some or all of the loss may be disallowed under current federal tax law.

If the reinstatement is made for the purpose of effecting a rollover into an IRA, as described in Section 408(d)(3) of the Code, of a distribution from a tax sheltered retirement plan which had been invested in shares of the Funds, such reinvestment of redemption proceeds may be made any time within 60 days from the date on which the investor received the distribution.

Right To Reject Purchase and Exchange Orders. Purchases and Exchanges should be made for investment purposes only. The Funds each reserve the right to reject or restrict any specific purchase or exchange request. Because an exchange request involves both a request to redeem shares of one Fund and to purchase shares of another Fund, the Funds consider the underlying redemption and purchase requests conditioned upon the acceptance of each of these underlying requests. Therefore, in the event that the Funds reject an exchange request, neither the redemption nor the purchase side of the exchange will be processed. When a Fund determines that the level of exchanges on any day may be harmful to its remaining shareholders, the Fund may delay the payment of exchange proceeds for up to seven days to permit cash to be raised through the orderly liquidation of its portfolio securities to pay the redemption proceeds. In this case, the purchase side of the exchange will be delayed until the exchange proceeds are paid by the redeeming Fund.

Each Fund also reserves the right to reject purchase and exchange orders pursuant to its excessive trading Policy as set forth in the prospectus.

DEALER SERVICING FEES

Dealers may charge their customers a processing or service fee in connection with the purchase or redemption of fund shares. The amount and applicability of such a fee is determined and disclosed to its customers by each individual dealer. Processing or service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in the prospectus and this SAI. Your dealer will provide you with specific information about any processing or service fees you will be charged.

REGULATORY MATTERS

DISTRIBUTOR. In October 2004, SFSC settled a potential disciplinary action by entering into a Letter of Acceptance, Waiver and Consent with the National Association of Securities Dealers, Inc. The matter arose from alleged excessive short-term trading losses for the period from October 1, 2000 to October 31, 2003. The Funds were not parties to the proceeding and bore no associated costs. The Distributor made restitution payments of $645,631 to International Equity Fund, $10,098 to Bond Fund and $3,945 to High Yield Bond Fund. These amounts were equivalent to approximately $0.09, $0.00 and $0.00 per share, respectively, when they were accounted for in each Fund's net asset value. Effective September 23, 2005, the Bond Fund reorganized into the Government Securities Fund.

GENERAL INFORMATION

Copies of the Amended and Restated Charter and the Bylaws of the Company, each as amended and supplemented, and various agreements referred to in the Prospectus and this Statement of Additional Information are filed with the registration statement at the SEC to which reference is made for their full terms. Such documents and other information filed with the SEC may be obtained from the SEC upon payment of the fees prescribed by the Rules of the SEC and are also available at the SEC's Internet Web site at http://www.sec.gov. All cash and securities of the Funds are held by State Street or in a central depository system in the name of State Street Bank & Trust - Kansas City, 801 Pennsylvania Avenue, Kansas City, Missouri 64105 as the Funds' Custodian. State Street is also Dividend Disbursing Agent for the Funds' shares. SASC is Transfer Agent and Registrar for the Funds' shares. All correspondence regarding the Funds should be mailed to Sentinel Administrative Services Company, P.O. Box 1499, Montpelier, Vermont 05601-1499.

The independent registered public accounting firm for the Funds is [          ].
The independent registered public accounting firm is responsible for auditing the annual financial statements of the Company.

Counsel for the Funds is Sidley Austin Brown & Wood LLP, 787 Seventh Avenue, New York, New York 10019.

FINANCIAL STATEMENTS

The Capital Growth and Growth Leaders Funds are the accounting successors to the Bramwell Growth and Bramwell Focus Funds, respectively. The [ ] audited financial statements for the Bramwell Funds, as contained in its Annual Report to Shareholders for the fiscal year ended June 30, 2005, are attached and incorporated by reference. Unaudited financial statements for the Bramwell Funds, as contained in its Semiannual Report to Shareholders for the six months ended December 31, 2005, are also attached and incorporated by reference.

                      APPENDIX A: PROXY VOTING PROCEDURES

                        SENTINEL ASSET MANAGEMENT, INC.
                           SENTINEL ADVISORS COMPANY

                     PROXY VOTING PHILOSOPHY AND PROCEDURES

                           REVISED FEBRUARY 15, 2005

The proxy voting philosophy and procedures outlined below pertain to the mutual fund accounts managed by Sentinel Asset Management, Inc. and its subsidiary, Sentinel Advisors Company (collectively, "the Company"). For externally managed accounts, the subadvisor shall maintain its own proxy voting philosophy and policy.

SENTINEL ASSET MANAGEMENT, INC. AND SENTINEL ADVISORS COMPANY PROXY VOTING PHILOSOPHY

In the broadest terms, the Company believes that its primary fiduciary responsibility is to maximize the financial returns of all managed accounts, and votes all proxies with this goal in mind.

FIDUCIARY RESPONSIBILITY

The Company has the fiduciary responsibility to make all decisions (including those related to proxy issues) according to the best interests of the ultimate beneficiaries of the various accounts under management. While the Company will carefully review each proxy issue and evaluate the statements of competing parties, the determination of the final vote, and/or resolution of any potential conflict of interest, will be based solely on the best interests of the Company's clients.

USING MANAGEMENT GUIDANCE

The Company strives for consistency in its proxy voting, but also acknowledges that there are no hard and fast rules guiding all situations, and that specific conditions at two different companies may at times result in different votes on similar proxy resolutions. Since the quality of management is one of the most important considerations of the Company's portfolio managers and analysts when making investments, considerable weight is given to the recommendations of a company's management and directors with respect to proxy issues. In many cases, unless such recommendations conflict with the interests of National Life Insurance Company and its policyholders, Sentinel Fund shareholders, Sentinel Asset Management, Inc. clients, and National Life Separate Account II participants and beneficiaries, votes will be cast in accordance with management recommendations. Individual issues are always evaluated on their particular merits, and where conflicts arise between the interests of corporate management and the interests of shareholders and clients, resolution is always in favor of the latter group.

POLICY ON BOARD OF DIRECTORS

The Company believes that meaningful, independent oversight of corporate managers is a vital role of a company's Board of Directors. To that end, the Company will generally support proposals seeking a majority of independent directors for the board, as well as proposals requiring independent directors for nominating, audit and compensation committees. Votes on director nominees are made on a case-by-case basis examining such factors as board and committee composition, attendance and governance. Votes for director nominees may be withheld in cases with a lack of independence and/or lack of material financial interest in the company.

POLICY ON AUDIT COMMITTEE

The Company believes that audit committees should be comprised of financially literate, independent directors and shall vote in favor of such proposals. Further, the audit committee should have the exclusive authority to hire independent auditors. The Company will generally withhold votes for audit committee members who approve significant non-audit relationships with outside auditors, as well as vote against ratification of such outside auditor.

POLICY ON PROXY CONTEST DEFENSES/ANTI-TAKEOVER MEASURES

The Company generally opposes proxy contest defenses and anti-takeover measures since they tend to restrict shareholder rights and participation, and often limit the realization of maximum economic values. The Company generally supports shareholder resolutions that serve to reverse previously adopted anti-takeover measures or, in general, enhance shareholder rights. However, as with all proxy issues, the Company conducts an independent review of each proposal and votes in the best interests of its clients.

Anti-takeover measures that the Company generally opposes:
o     Classification of the Board of Directors
o     Shareholder rights plans (poison pills)
o     Greenmail
o     Supermajority rules to approve mergers or amend charter or bylaws
o Authority to place stock with disproportionate voting rights or Golden Parachutes

Shareholder resolutions that The Company has generally supported:
o     Rescind or prohibit any of the above-anti-takeover measures
o     Annual voting of directors; repeal classified Board
o     Adoption of confidential voting
o     Adoption of cumulative voting
o     Redeem shareholder rights plans
o     Proposals that require shareholder approval of rights plans (poison pills)

POLICY ON CAPITAL STRUCTURE

The Company carefully considers proposals to authorize increased shares, and generally limits authorization to funding needs for the next twelve months or compelling management cases. The Company will generally vote for proposals to increase common shares for a stock split. Other capital structure proposals, such as preferred stock, will be voted for on a case-by-case basis.

POLICY ON EXECUTIVE AND DIRECTOR COMPENSATION

The Company believes that stock based compensation plans must be very carefully analyzed to protect the economic interests of shareholders, while providing proper motivation for corporate managers. Such plans should be highly correlated to both individual and corporate performance. The Company will oppose plans with excessive transfer of shareholder wealth, in the form of dilution to shareholder equity and voting power, to corporate executives and directors. The Company will consider other factors such as other corporate incentives, corporate performance, industry, terms and duration in its decision. Although each plan will be voted on a case-by-case basis, The Company will generally vote against plans which do not meet several criteria. The Company standards for option plan approval include: (1) dilution of less than 2% per annum, (2) strike prices either indexed against a relevant industry or market benchmark, or set at a premium to the current stock price, (3) strike prices set systematically, (4) options cost expensed, and (5) material revisions to plans voted by shareholders. The Company believes that these criteria will set votes in favor of plans that meet the overriding goal aligning management and shareholder interests, while providing reasonable economic incentives for managers. The Company will generally vote against option repricing, and will vote for proposals requiring shareholder approval to reprice options. The Company may withhold votes for director nominees in the event of option repricing without shareholder approval. Director compensation plans are viewed on a case-by-case basis, with the goal of protecting economic interests of shareholders and aligning interests of directors with shareholders. Employee Stock Purchase plans are voted on a case-by-case basis.

POLICY ON MERGERS AND CORPORATE RESTRUCTURINGS

All mergers, acquisitions and restructurings are voted on a case-by-case basis taking into account financial benefits and acquisition price.

SOCIAL AND ENVIRONMENTAL ISSUES

In recent years, a number of shareholder resolutions have been placed in corporate proxy statements that would require a company to alter its normal business practices in order to comply with the sponsor's view of corporate responsibility or citizenship. Examples of such proposals include requests that a company:

o     allow shareholder control of corporate charitable contributions
o     exit the nuclear power business
o     adopt the MacBride Principles
o     adopt the Valdez Principles
o     stop doing business with the US Department of Defense
o     stop using animals for product testing
o     make donations to a pro-life or pro-choice advocate
o     stop donations to a pro-life or pro-choice advocate
o     move its annual meeting to a town with better public transportation

While the Company's directors, officers, employees and clients may have personal views with respect to each of these and other issues, it is the Company's corporate policy not to favor resolutions that would impose mandatory constraints on a company's perceived ability to compete in the marketplace. In practice, this generally means voting against these shareholder resolutions.

PROXY VOTING PROCEDURES

Proxies for all accounts are forwarded to a single professional designated by the CEO of the Company. A Corporate Governance and Proxy Voting Committee exists to review potential proxy voting policy changes and to decide the outcome of controversial proxy decisions.

o Upon receipt, proxies are verified to insure that the Company or its affiliates own the shares to be voted as of the record date on the proxy statement, and to cross-check that the number of shares/votes indicated on the proxy is correct. This is verified via Investor Responsibility Research Center (IRRC).
o Every effort is made to insure that proxies are forwarded to The Company by IRRC sufficiently in advance of each company's annual meeting to allow ample time to research the issues, vote and return the proxy.
o Once all proxies for an individual issue/company have arrived, the specific issues to be voted are researched. IRRC provides the Company with an analysis of the issues based on our stated proxy voting guidelines. This recommendation is taken into consideration in the analysis of each issue; the Company makes the final voting decisions. When, in the judgment of the "designated professional," the infrequent, controversial item arises on a proxy ballot, s/he will search out the opinions and recommendations of senior management who, acting as a "committee," will determine the ultimate vote.
o Based on this research, the proxies are voted by the designee, who has final discretion on individual issues (except as noted above).
o After the proxies have been voted, each individual proxy vote is recorded in IRRC, and a copy filed. IRRC records: actual vote on each resolution, number of shares voted, whether vote was for or against management's recommendation, and the date the proxy was voted. The copies are filed in the Company's library. This file is maintained electronically and in the investment library for a period of 5 years.

                                     Part C

                                Other Information

Item 23. Exhibits

(a)(1)   Amended and Restated Articles of Incorporation of the Registrant. (3)
(a)(2)   Articles of Amendment reclassifying capital stock as Class A shares.
         (1)
(a)(3)   Articles Supplementary creating Class B shares of capital stock. (1)
(a)(4) Articles of Amendment relating to name change of Sentinel Short Maturity Government Fund. (2)
(a)(5) Articles of Amendment relating to name change of Sentinel Small Company Fund. (2)
(a)(6) Articles of Amendment relating to name change of Sentinel Emerging Growth Fund. (3)
(a)(7)   Articles Supplementary creating Class C shares of capital stock. (1)
(a)(8) Articles Supplementary creating Class D shares of Sentinel Balanced Fund. (6)
(a)(9) Articles of Amendment relating to name change of Sentinel Mid Cap Growth. (4)
(a)(10) Articles Supplementary creating Class A shares and Class B shares of Sentinel Growth Index Fund. (5)
(a)(11) Form of Articles Supplementary creating Class A shares, Class B shares and Class C shares of Sentinel Flex Cap Opportunity Fund. (7)
(a)(12) Form of Articles Supplementary creating Class C shares of capital stock of Sentinel Mid Cap Growth Fund and Sentinel Growth Index Fund.(9)
(a)(13) Form of Articles Supplementary creating Class C of Sentinel Small Company Fund.(10)
(a)(14) Articles Supplementary increasing the number of shares classified as Class A shares of Sentinel Small Company Fund. (11)
(a)(15) Articles of Amendment relating to name change of Sentinel International Equity Fund. (11) (a)(16) Articles Supplementary increasing the number of shares classified as Class A shares of Sentinel Short Maturity Government Fund. (11)
(a)(17) Articles Supplementary creating Class A shares, Class B shares and Class C shares of Sentinel Capital Markets Income Fund. (11)
(a)(18) Articles Supplementary increasing the number of shares classified as Class A shares of Small Company Fund and Sentinel Short Maturity Government Fund. (12)
(a)(19) Articles Supplementary increasing the number of shares classified as Class A shares of Small Company Fund and Sentinel Short Maturity Government Fund. (12)
(a)(20) Articles Supplementary decreasing the number of Class A Sentinel U.S. Treasury Money Market Fund shares and increasing the number of shares classified as Class A and Class C shares of Sentinel Small Company Fund, as well as increasing the number of shares classified as Class A, Class B and Class C shares of Mid Cap Growth Fund. (12)
(a)(21) Articles Supplementary creating Class A shares, Class B shares and Class C shares of Sentinel Mid-Cap Core Fund. (12)
(a)(22) Articles of Amendment relating to name change of Sentinel Mid Cap Core Fund. (12)
(a)(23) Form of Articles Supplementary creating Class S shares of Sentinel Short Maturity Government Fund. (13)
(a)(24) Articles of Amendment (name change of Sentinel Flex Cap Opportunity Fund to Sentinel Capital Opportunity Fund) (14)
(a)(25)  Articles Supplementary (increasing number of shares) (14)
(a)(26) Articles of Amendment (amending the Charter by canceling and reclassifying shares of the Sentinel Bond Fund, Sentinel Core Mid Cap fund and Sentinel Growth Index Fund) (14)
(b)(1)   Amended and Restated Bylaws
(c)(1)   Form of Share Certificate
(c)(2)   New Form of Share Certificate
(d)(1) Investment Advisory Agreement between the Registrant and Sentinel Advisors Company ("Advisor"), dated as of March 1, 1993, as amended December 19, 2005 (15)
(d)(2) Investment Subadvisory Agreement between the Advisor and Evergreen Investment Management Company dated as of January 21, 2003 (Capital Markets Income Fund). (8)
(d)(3) Investment Advisory Agreement between the Registrant and the Advisor, dated as of January 13, 2000 (Capital Opportunity Fund), as amended September 1, 2002, December 31, 2003 and December 19, 2005 (15)
(d)(4) Investment Advisory Agreement between the Registrant and the Advisor, dated as of June 1, 1997 (High Yield Bond Fund). (9)
(d)(5) Investment Advisory Agreement between the Registrant and the Advisor, dated as of December 12, 2002(Capital Markets Income Fund). (14)
(e)(1) Distribution Agreement between the Registrant and Sentinel Financial Services Company ("SFSC"), dated as of March 1, 1993. (9)

(e)(2)   Form of Dealer Agreement (15)
(f)      None
(g)      Custody Agreement with State Street Bank and Trust Company (14)
(h)(1)   Fund Services Agreement with Sentinel Administrative Services Company
         (9)
(h)(2)   Fee Agreement (Common Stock Fund) (15)
(h)(3)   Fee Agreement (Capital Opportunity Fund) (15)
(i)      Opinion of Brown & Wood LLP, counsel to the Registrant. (2)
(j) Consent of the independent registered public accounting firm for the Registrant*
(k)      Not applicable.
(l)      None.
(m)(1)   Class A Distribution Plan pursuant to Rule 12b-1 under the 1940 Act.
         (14)
(m)(2)   Class B Distribution Plan pursuant to Rule 12b-1 under the 1940 Act.
         (14)
(m)(3)   Class C Distribution Plan pursuant to Rule 12b-1 under the 1940 Act.
         (9)
(m)(4)   Class D Distribution Plan pursuant to Rule 12b-1 under the 1940 Act.
         (6)
(m)(5)   Class S Distribution Plan pursuant to Rule 12b-1under the 1940 Act.
         (13)
(m)(6) Supplemental Distribution Plan relating to Sentinel Short-Maturity Government Fund pursuant to Rule 12b-1 under the 1940 Act (14)
(n)      Amended Plan pursuant to Rule 18f-3 under the 1940 Act. (14)
(o)      Reserved.
(p)(1)   Code of Ethics of the Registrant, as amended through December 8, 2005
         (15)
(p)(2)   Code of Ethics of Advisor, as amended through January 31, 2005 (15)
(p)(3)   Code of Ethics of Distributor as amended through December 19, 2005 (15)
(q)      Power of Attorney (14)

(1) Incorporated by reference to Post-Effective Amendment No. 80 to the Registration Statement filed on January 12, 1998.
(2) Incorporated by reference to Post-Effective Amendment No. 77 to the Registration Statement filed on March 28, 1997.
(3) Incorporated by reference to Post-Effective Amendment No. 76 to the Registration Statement filed on March 29, 1996.
(4) Incorporated by reference to Post-Effective Amendment 86 to the Registration Statement filed on March 31, 1999.
(5) Incorporated by reference to Post-Effective Amendment No. 87 to the Registration Statement filed on June 30, 1999.
(6) Incorporated by reference to Post-Effective Amendment No. 84 to the Registration Statement filed on October 28, 1998.
(7) Incorporated by reference to Post-Effective Amendment No. 88 to the Registration Statement filed on December 16, 1999.
(8) Incorporated by reference to Post-Effective Amendment No. 85 to the Registration Statement filed on January 25, 1999.
(9) Incorporated by reference to Post-Effective Amendment No. 89 to the Registration Statement filed on March 30, 2000.
(10) Incorporated by reference to Post-Effective Amendment No. 91 to the Registration Statement filed on March 29, 2002.
(11) Incorporated by reference to Post-Effective Amendment No. 92 to the Registration Statement filed on December 24, 2002.
(12) Incorporated by reference to Post-Effective Amendment No. 97 to the Registration Statement filed on March 29, 2004.
(13) Incorporated by reference to Post-Effective Amendment No. 98 to the Registration Statement filed on December 30, 2004.
(14) Incorporated by reference to Post-Effective Amendment No. 103 to the Registration Statement filed on September 29, 2005.
(15) Incorporated by reference to Post-Effective Amendment No. 105 to the Registration Statement filed on December 19, 2005.

*     To be filed by amendment

Item 24. Persons Controlled by or under Common Control With The Registrant

      None.

Item 25. Indemnification

See the Amended and Restated Articles of Amendment of the Registrant, incorporated by reference to Exhibit (a) to this Registration Statement.

See the Amended and Restated Bylaws incorporated by reference to Exhibit (b) to this Registration Statement.

The investment advisory agreements incorporated by reference to Exhibit (d) to this Registration Statement provide that in the absence of willful malfeasance, bad faith, gross negligence or reckless disregard of the obligations or duties thereunder on the part of the Advisor, the Advisor shall not be liable to the Registrant or to any shareholder of the Registrant for any act or omission in the course of, or connected with rendering services thereunder or for any losses that may be sustained in the purchase, holding or selling of any security.

In addition, the Registrant maintains a directors and officers liability insurance policy with maximum coverage of $15 million under which the directors and officers of the Registrant are named insureds.

The Registrant also has agreed pursuant to indemnification agreements (each an "Indemnification Agreement") to indemnify, and advance expenses to, each "Disinterested Director" (as defined in each Indemnification Agreement), if he or she is or is threatened to be made a party to a Proceeding (as defined in each Indemnification Agreement). In accordance with the terms of each Indemnification Agreement, the Registrant shall indemnify any applicable Disinterested Directors for and against any and all judgments, penalties, fines and amounts paid in settlement, and all expenses actually and reasonably incurred by the applicable director or on his or her behalf in connection with a Proceeding, to the maximum extent permitted by Maryland law and to the extent not expressly prohibited by applicable federal securities law and regulations (including without limitation Section 17(h) of the 1940 Act, and regulations or rules issued with respect thereto by the U.S. Securities Exchange Commission), in effect as of the date of the applicable Indemnification Agreement or at the time of the request for indemnification, whichever affords greater rights of indemnification to the indemnitee, including any additional indemnification permitted by Section 2-418(g) of the Maryland General Corporation Law. The Registrant also shall indemnify a Disinterested Director for and against all expenses actually and reasonably incurred by such Disinterested Director or on his or her behalf in connection with any Proceeding to which the indemnitee is or is threatened to be made a witness but not a party, within fifteen (15) days after receipt by the Registrant of each statement of expenses from the indemnitee. Under the Indemnification Agreement, the Registrant shall not be liable for indemnification in connection with: (i) any monetary settlement by or judgment against a Disinterested Director for insider trading or disgorgement of profits by such Disinterested Director pursuant to Section 16(b) of the Securities Exchange Act of 1934; or (ii) any liability to the Registrant or its shareholders with respect to a Proceeding (other than a Proceeding under Section 7(a) of the Indemnification Agreement), to which such Disinterested Director otherwise would be subject by reason of such Disinterested Director having engaged in certain Disabling Conduct (as defined in the Indemnification Agreement).

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and therefore is unenforceable. In the event that a claim for indemnification against such liabilities (other than for expenses paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant, unless the matter has been settled by controlling precedent in the opinion of its counsel, will submit o a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of the Investment Adviser

Information on each investment advisor is incorporated by reference to the Prospectus and Statement of Additional Information included in this Registration Statement.

Item 27. Principal Underwriters

(a) The Registrant's principal underwriter, Sentinel Financial Services Company ("SFSC"), also serves as principal underwriter for Sentinel Pennsylvania Tax-Free Trust.

(b) As to each officer of SFSC:

Name and Principal           Positions and Offices         Positions and Offices
Business Address             With SFSC                     with the Registrant
Christian W. Thwaites        Chief Executive Officer       President & Chief
                                                           Executive Officer

George F. Endres, Jr.        Senior Vice President -       None
                             National Key Accounts

D. Bruce Johnston            Senior Vice President         None

J. Russell Phillips          Senior Vice President &       None
                             Chief Marketing Officer

Sharon E. Bernard            Treasurer                     None

Gregory D. Teese             Vice President - Compliance   None
                             & Chief Compliance Officer

Todd M. Wallace              Vice President- National      None
                             Sales Desk

Kerry A. Jung                Counsel                       Secretary

Budd A. Shedaker             Assistant Vice President      None

James K. McQueston           Secretary                     None

Christopher M. Neronha       Assistant Secretary           None

George Gulian, Jr.           Tax Officer                   None

Frederick S. Campbell-Mohn   Tax Officer                   None

Alfred J. Warburton          Tax Officer                   None

The principal business address of all such persons is National Life Drive, Montpelier, Vermont 05604.

(c) Not applicable.

Item 28. Location of Accounts and Records

The following maintain physical possession of each account book or other documents required by Section 31(a) of the 1940 Act and the Rules promulgated thereunder.

(a)   Sentinel Administrative Services Company
      National Life Drive
      Montpelier, Vermont 05604
      Rule 31a-1(a)
      Rule 31a-1(b)(1)(2)(3)(4)(5)(6)(7)(8)
      Rule 31a-2(a)(b)(c)(f)

(b)   Sentinel Advisors Company
      National Life Drive
      Montpelier, Vermont 05604
      Rule 31a-1(a)(9)(10), (11)
      Rule 31a-1(d)
      Rule 31a-2(a)(c)(f)

(c)   Sentinel Financial Services Company
      National Life Drive
      Montpelier, Vermont  05604
      Rule 31a-1(d)
      Rule 31a-2(c)

Item 29. Management Services

Not applicable.

Item 30. Undertakings

Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Montpelier and State of Vermont, as of the 23rd day of December, 2005.

                                          SENTINEL GROUP FUNDS, INC.
                                          (Registrant)


                                          By: /s/ CWT
                                              ---------------------------
                                              Christian W. Thwaites
                                              President & CEO


As required by the Securities Act, this Registration Statement has been signed by the following persons in the capacities on the date indicated.

Signature                                 Title                Date


/s/ CWT
---------------------------
Christian W. Thwaites          President (Chief Executive      December 23, 2005
                               Officer)


/s/ TPM
---------------------------
Thomas P. Malone               Vice President and Treasurer    December 23, 2005
                               (Principal Financial and
                               Accounting Officer)


/s/ THM
---------------------------
Thomas H. MacLeay              Chairman                        December 23, 2005



---------------------------
John D. Feerick*               Director                        December 23, 2005



---------------------------
Richard I. Johannesen, Jr.*    Director                        December 23, 2005



---------------------------
Keniston P. Merrill*           Director                        December 23, 2005



---------------------------
Deborah G. Miller*             Director                        December 23, 2005



---------------------------
John Raisian*                  Director                        December 23, 2005



---------------------------
Nancy L. Rose*                 Director                        December 23, 2005



---------------------------
Richard H. Showalter, Jr.*     Director                        December 23, 2005

---------------------------
Susan M. Sterne*               Director                        December 23, 2005



---------------------------
Angela E. Vallot*              Director                        December 23, 2005

* Kerry A. Jung signs this document pursuant to the power of attorney filed with Post-Effective Amendment No. 103 to this Registration Statement.


/s/ KAJ
---------------------------
Kerry A. Jung

Exhibits

(b)(1) Amended and Restated Bylaws

(c)(1) Form of Share Certificate

(c)(2) New Form of Share Certificate